UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Becky L. Park

Intermediate Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America® Semi-annual report for the six months ended February 28, 2023

Invest with the
goal of income
and stability

Intermediate Bond Fund of America seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 2.50% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–1.76%	1.64%	1.23%
Class A shares (reflecting 2.50% maximum sales charge)	–4.47	0.85	0.72

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.34% for Class F-2 shares and 0.63% for Class A shares as of the prospectus dated November 1, 2022.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to capitalgroup.com for more information.

The fund’s 30-day yield for Class F-2 shares as of February 28, 2023, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.59%. The fund’s 12-month distribution rate for Class F-2 shares as of that date was 2.61%. The 30-day yield for Class A shares as of February 28, 2023, was 2.29%. The distribution rate for Class A shares as of that date was 2.28%. Class A share results reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Intermediate Bond Fund of America for the periods ended February 28, 2023, are shown in the table below, as well as results of the fund’s primary and secondary benchmarks and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/IBAFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

40	Financial statements

43	Notes to financial statements

56	Financial highlights

Results at a glance

(for periods ended February 28, 2023, with all distributions reinvested)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (Since Class A inception on 2/19/88)

Intermediate Bond Fund of America (Class F-2 shares)[1]	–1.67%	–5.93%	1.22%	1.00%	4.28%
Intermediate Bond Fund of America (Class A shares)	–1.79	–6.17	0.95	0.75	4.02
Bloomberg U.S. Government/Credit 1-7 Years ex BBB Index[2,3]	–1.07	–5.20	0.86	0.86	4.57
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index[3,4]	–1.25	–6.05	0.78	1.00	—
Lipper Short-Intermediate Investment Grade Debt Funds Average[5]	–0.32	–4.16	0.95	0.92	4.59

Past results are not predictive of results in future periods.

[1]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Please refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[2]	Bloomberg U.S. Government/Credit 1-7 Years ex BBB Index is a market value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Source: Bloomberg Index Services Ltd.
[3]	The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
[4]	Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index is a blended index consisting of 75% Bloomberg Government Credit 1-7 Years Index (defined in the previous footnote) and 25% Bloomberg U.S. Securitized Index. This latter component is a market value-weighted index that tracks the total return of dollar-denominated mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Source: Bloomberg Index Services Ltd.
[5]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Source: Refinitiv Lipper.

Intermediate Bond Fund of America	1

Investment portfolio February 28, 2023	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	28.56%
AAA/Aaa	41.23
AA/Aa	7.02
A/A	10.65
BBB/Baa	7.95
Short-term securities & other assets less liabilities	4.59
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.40%	Principal amount (000)			Value (000)
Mortgage-backed obligations 31.85%
Federal agency mortgage-backed obligations 23.80%
Fannie Mae Pool #458079 9.00% 11/20/2026[1]	USD	2		$2
Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]		2		2
Fannie Mae Pool #AJ3916 3.00% 4/1/2027[1]		—	[2]	—	[2]
Fannie Mae Pool #AU6794 3.00% 9/1/2028[1]		12		11
Fannie Mae Pool #AU6682 3.00% 9/1/2028[1]		2		2
Fannie Mae Pool #AW4349 3.00% 4/1/2029[1]		2		2
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]		71		68
Fannie Mae Pool #AY2719 3.00% 2/1/2030[1]		147		139
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]		89		85
Fannie Mae Pool #BM3501 3.00% 4/1/2032[1]		210		201
Fannie Mae Pool #BJ9182 3.00% 5/1/2033[1]		994		932
Fannie Mae Pool #BN3184 3.00% 6/1/2033[1]		286		270
Fannie Mae Pool #BJ6880 3.00% 6/1/2033[1]		23		21
Fannie Mae Pool #695412 5.00% 6/1/2033[1]		4		4
Fannie Mae Pool #MA3463 4.00% 9/1/2033[1]		9,444		9,260
Fannie Mae Pool #BN1087 4.00% 1/1/2034[1]		10		10
Fannie Mae Pool #BK0499 3.00% 12/1/2034[1]		69		64
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		45		45
Fannie Mae Pool #888698 7.00% 10/1/2037[1]		17		17
Fannie Mae Pool #931768 5.00% 8/1/2039[1]		41		41
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		149		150
Fannie Mae Pool #932606 5.00% 2/1/2040[1]		64		64
Fannie Mae Pool #AB1084 5.50% 5/1/2040[1]		104		105
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]		244		246
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]		12,407		10,589
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		248		238
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		134		135
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		24,613		20,791
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		71		71
Fannie Mae Pool #FS0305 1.50% 1/1/2042[1]		41,534		33,613
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		5,754		4,883
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]		132		133

2	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	USD	5,445	$4,600
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]		1,856	1,567
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]		360	338
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]		165	155
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		46	44
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		77	72
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]		1,599	1,505
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]		584	548
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		73	69
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]		54	51
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]		110	103
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]		890	830
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		35,075	32,547
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]		1,292	1,170
Fannie Mae Pool #AS8583 3.50% 1/1/2047[1]		19,212	17,812
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]		1,584	1,429
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]		798	741
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]		233	218
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]		108	100
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]		96	89
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]		74	69
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		49	48
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		1,448	1,396
Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]		31,753	29,572
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]		608	566
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]		722	696
Fannie Mae Pool #BK4873 5.00% 5/1/2048[1]		219	217
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		1,010	974
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		299	288
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		149	148
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]		394	382
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]		2,452	2,561
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		9,150	8,528
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]		6,086	5,664
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]		1,593	1,482
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]		8,098	7,544
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]		4,550	4,228
Fannie Mae Pool #CA5333 3.00% 3/1/2050[1]		55,469	49,565
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]		23,895	21,247
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]		5,770	5,311
Fannie Mae Pool #CA5731 3.00% 5/1/2050[1]		47,629	42,369
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]		4,369	3,750
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]		12,205	10,500
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]		3	2
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]		6,224	5,358
Fannie Mae Pool #CA7743 2.50% 11/1/2050[1]		30	25
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		1,915	1,568
Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]		6,007	5,396
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]		19,916	17,124
Fannie Mae Pool #CA9291 2.50% 2/1/2051[1]		931	789
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]		9,976	8,164
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		90	74
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]		23,239	20,821
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]		53	43
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]		3,859	3,296
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		1,606	1,378
Fannie Mae Pool #FM8436 2.50% 9/1/2051[1]		936	794
Fannie Mae Pool #BU0365 2.50% 9/1/2051[1]		497	422
Fannie Mae Pool #MA4414 2.50% 9/1/2051[1]		277	235
Fannie Mae Pool #FM8692 2.50% 9/1/2051[1]		29	24
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		423	347
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]		9,304	7,975
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]		4,575	3,933
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]		10,536	9,358
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]		4,475	3,982
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]		1,304	1,162
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]		29,347	25,540

Intermediate Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	USD	16,580	$14,183
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]		15,064	12,886
Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]		14,835	12,650
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]		7,245	6,198
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]		6,339	5,434
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]		5,692	4,874
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]		5,691	4,868
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]		4,900	4,204
Fannie Mae Pool #CB2291 2.50% 12/1/2051[1]		216	184
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]		6,789	6,074
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]		1,296	1,152
Fannie Mae Pool #BU8481 3.50% 12/1/2051[1]		163	148
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]		13,612	12,079
Fannie Mae Pool #BU1410 3.00% 1/1/2052[1]		3,985	3,512
Fannie Mae Pool #BV2890 3.00% 1/1/2052[1]		656	578
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]		44,085	36,015
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]		24,328	19,873
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]		6,389	5,259
Fannie Mae Pool #CB2846 2.00% 2/1/2052[1]		805	658
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]		1,746	1,493
Fannie Mae Pool #BT1892 2.50% 2/1/2052[1]		199	169
Fannie Mae Pool #BV3870 2.50% 2/1/2052[1]		87	74
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]		5,198	4,644
Fannie Mae Pool #BU1320 3.00% 2/1/2052[1]		3,985	3,512
Fannie Mae Pool #BU8803 3.00% 2/1/2052[1]		530	467
Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]		3,438	2,805
Fannie Mae Pool #BU8884 2.50% 3/1/2052[1]		1,214	1,030
Fannie Mae Pool #BV2655 2.50% 3/1/2052[1]		298	253
Fannie Mae Pool #FS1030 3.00% 3/1/2052[1]		2,106	1,856
Fannie Mae Pool #BV2942 3.00% 3/1/2052[1]		564	497
Fannie Mae Pool #FS0957 3.00% 3/1/2052[1]		472	416
Fannie Mae Pool #FS0831 3.00% 3/1/2052[1]		254	224
Fannie Mae Pool #CB3394 2.00% 4/1/2052[1]		3,172	2,591
Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]		2,654	2,165
Fannie Mae Pool #CB3346 2.00% 4/1/2052[1]		758	619
Fannie Mae Pool #CB3408 2.50% 4/1/2052[1]		6,527	5,537
Fannie Mae Pool #BV7771 2.50% 4/1/2052[1]		5,388	4,574
Fannie Mae Pool #BU6901 2.50% 4/1/2052[1]		874	742
Fannie Mae Pool #CB3354 2.50% 4/1/2052[1]		174	148
Fannie Mae Pool #BV4656 2.50% 4/1/2052[1]		149	127
Fannie Mae Pool #BU9507 2.50% 4/1/2052[1]		28	23
Fannie Mae Pool #CB3242 3.00% 4/1/2052[1]		487	429
Fannie Mae Pool #BV7200 3.00% 4/1/2052[1]		459	404
Fannie Mae Pool #BU8945 3.00% 4/1/2052[1]		399	351
Fannie Mae Pool #BV8459 3.00% 4/1/2052[1]		256	225
Fannie Mae Pool #BV9645 3.00% 5/1/2052[1]		10,962	9,659
Fannie Mae Pool #CB3495 3.00% 5/1/2052[1]		6,449	5,680
Fannie Mae Pool #FS1877 3.00% 5/1/2052[1]		5,266	4,640
Fannie Mae Pool #BV2443 3.00% 5/1/2052[1]		735	647
Fannie Mae Pool #CB3586 3.00% 5/1/2052[1]		720	634
Fannie Mae Pool #BU8845 3.50% 5/1/2052[1]		5,751	5,243
Fannie Mae Pool #MA4622 2.00% 6/1/2052[1]		934	762
Fannie Mae Pool #MA4625 3.50% 6/1/2052[1]		59	54
Fannie Mae Pool #FS2239 2.50% 7/1/2052[1]		72	61
Fannie Mae Pool #FS3539 3.50% 7/1/2052[1]		794	724
Fannie Mae Pool #CB4159 4.00% 7/1/2052[1]		2,638	2,479
Fannie Mae Pool #BW4109 4.50% 7/1/2052[1]		795	767
Fannie Mae Pool #FS2555 4.50% 7/1/2052[1]		500	482
Fannie Mae Pool #BV8024 4.00% 8/1/2052[1]		3,308	3,109
Fannie Mae Pool #MA4700 4.00% 8/1/2052[1]		1,023	962
Fannie Mae Pool #BW9206 5.50% 8/1/2052[1]		843	863
Fannie Mae Pool #CB4421 5.50% 8/1/2052[1]		308	308
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]		30,310	28,486
Fannie Mae Pool #BW7326 4.00% 9/1/2052[1]		2,844	2,672
Fannie Mae Pool #BW9348 4.00% 9/1/2052[1]		2,478	2,329
Fannie Mae Pool #BW9184 4.00% 9/1/2052[1]		2,325	2,185
Fannie Mae Pool #BW8103 4.00% 9/1/2052[1]		2,309	2,170

4	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW7702 4.50% 9/1/2052[1]	USD	1,758		$1,696
Fannie Mae Pool #BW9180 4.50% 9/1/2052[1]		1,505		1,452
Fannie Mae Pool #MA4761 5.00% 9/1/2052[1]		3,457		3,402
Fannie Mae Pool #BW1201 5.00% 9/1/2052[1]		2,253		2,218
Fannie Mae Pool #BW8088 5.00% 9/1/2052[1]		1,247		1,227
Fannie Mae Pool #CB4960 3.50% 10/1/2052[1]		4,915		4,478
Fannie Mae Pool #BW8980 4.00% 10/1/2052[1]		14,156		13,304
Fannie Mae Pool #BW8987 4.00% 10/1/2052[1]		7,552		7,098
Fannie Mae Pool #MA4783 4.00% 10/1/2052[1]		7,267		6,830
Fannie Mae Pool #BW1210 4.00% 10/1/2052[1]		6,891		6,476
Fannie Mae Pool #BW7356 4.00% 10/1/2052[1]		5,796		5,448
Fannie Mae Pool #BX0509 4.00% 10/1/2052[1]		2,461		2,313
Fannie Mae Pool #BW1241 4.00% 10/1/2052[1]		127		119
Fannie Mae Pool #BW8996 4.50% 10/1/2052[1]		19,093		18,418
Fannie Mae Pool #MA4784 4.50% 10/1/2052[1]		8,422		8,124
Fannie Mae Pool #BW8745 4.50% 10/1/2052[1]		6,693		6,459
Fannie Mae Pool #BX1203 4.50% 10/1/2052[1]		768		741
Fannie Mae Pool #BW7368 5.00% 10/1/2052[1]		1,982		1,951
Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]		991		975
Fannie Mae Pool #BX2555 5.50% 10/1/2052[1]		1,309		1,311
Fannie Mae Pool #MA4786 5.50% 10/1/2052[1]		478		479
Fannie Mae Pool #BW1373 4.00% 11/1/2052[1]		6,000		5,639
Fannie Mae Pool #BW1310 4.00% 11/1/2052[1]		2,603		2,446
Fannie Mae Pool #MA4804 4.00% 11/1/2052[1]		1,738		1,633
Fannie Mae Pool #MA4805 4.50% 11/1/2052[1]		45,215		43,615
Fannie Mae Pool #BX1035 4.50% 11/1/2052[1]		1,642		1,584
Fannie Mae Pool #BX3078 4.50% 11/1/2052[1]		1,461		1,409
Fannie Mae Pool #BX1040 5.50% 11/1/2052[1]		794		794
Fannie Mae Pool #BW1340 6.50% 11/1/2052[1]		463		476
Fannie Mae Pool #MA4839 4.00% 12/1/2052[1]		2,972		2,793
Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]		90,312		87,117
Fannie Mae Pool #MA4841 5.00% 12/1/2052[1]		2,060		2,027
Fannie Mae Pool #BX4004 5.50% 12/1/2052[1]		404		404
Fannie Mae Pool #MA4877 6.50% 12/1/2052[1]		14,066		14,436
Fannie Mae Pool #BX4607 6.50% 12/1/2052[1]		211		216
Fannie Mae Pool #CB5404 4.00% 1/1/2053[1]		440		413
Fannie Mae Pool #MA4866 4.00% 1/1/2053[1]		74		69
Fannie Mae Pool #MA4869 5.50% 1/1/2053[1]		721		721
Fannie Mae Pool #MA4895 6.50% 1/1/2053[1]		194,462		199,516
Fannie Mae Pool #BX5932 6.50% 1/1/2053[1]		8,181		8,401
Fannie Mae Pool #BX3692 6.50% 1/1/2053[1]		6,102		6,261
Fannie Mae Pool #BX5903 6.50% 1/1/2053[1]		215		221
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		3,758		3,757
Fannie Mae Pool #MA4928 6.50% 2/1/2053[1]		81,653		83,775
Fannie Mae Pool #MA4962 4.00% 3/1/2053[1]		750		705
Fannie Mae Pool #MA4943 6.50% 3/1/2053[1]		4,000		4,108
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]		13,840		12,742
Fannie Mae Pool #BM6736 4.50% 11/1/2059[1]		1,503		1,466
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]		9,667		8,901
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]		6,147		5,661
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		11,111		9,758
Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]		3,062		2,656
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		3,536		3,449
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]		—	[2]	—	[2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]		—	[2]	—	[2]
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]		91		98
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]		171		183
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]		37		37
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.553% 3/25/2023[1,3]		236		235
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.538% 5/25/2024[1,3]		1,503		1,465
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.54% 7/25/2024[1,3]		2,783		2,696
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.564% 11/25/2024[1,3]		1,777		1,708
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 4/25/2026[1]		1,229		1,200
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.062% 6/25/2027[1,3]		8,954		8,356
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.961% 9/25/2027[1,3]		10,236		9,614
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 10/25/2036[1]		133		117
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 1/25/2037[1]		439		375

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	USD	1,360	$1,296
Freddie Mac Pool #ZS8526 3.00% 5/1/2029[1]		29	28
Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]		84	78
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]		1,401	1,189
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		20,561	17,445
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		6,368	5,403
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		26,683	22,527
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]		1,809	1,529
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]		31	30
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]		396	372
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]		564	530
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]		443	416
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]		446	418
Freddie Mac Pool #760012 3.113% 4/1/2045[1,3]		900	870
Freddie Mac Pool #760013 3.208% 4/1/2045[1,3]		515	501
Freddie Mac Pool #760014 2.739% 8/1/2045[1,3]		1,555	1,498
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]		5,620	5,253
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]		2,079	1,939
Freddie Mac Pool #760015 2.574% 1/1/2047[1,3]		2,554	2,410
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]		707	655
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]		822	762
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]		1,064	990
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]		791	735
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]		778	723
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]		703	651
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]		555	517
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]		496	462
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]		480	447
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]		285	266
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]		243	227
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]		202	189
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]		7,319	7,067
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]		227	210
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]		745	720
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]		680	657
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]		368	356
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]		386	359
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]		241	224
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]		206	191
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]		1,052	1,016
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]		1,503	1,499
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]		824	818
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]		601	590
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]		2,714	2,523
Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]		23,692	21,877
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]		726	674
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]		5,729	5,337
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]		5,472	5,097
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]		4,981	4,472
Freddie Mac Pool #RA2457 3.00% 4/1/2050[1]		10,484	9,349
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]		4,677	4,035
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]		34,313	28,102
Freddie Mac Pool #SD7528 2.00% 11/1/2050[1]		9,432	7,803
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		312	256
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]		519	425
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		56,587	46,359
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]		3,789	3,236
Freddie Mac Pool #RA5747 2.50% 8/1/2051[1]		23	20
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]		15,970	13,743
Freddie Mac Pool #RA5782 2.50% 9/1/2051[1]		6,414	5,496
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]		114,595	101,960
Freddie Mac Pool #QC7814 2.50% 10/1/2051[1]		189	160
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]		4,895	4,017
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		4,336	3,717
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]		4,293	3,691
Freddie Mac Pool #RA6915 2.50% 11/1/2051[1]		450	382
Freddie Mac Pool #QC9944 2.50% 11/1/2051[1]		75	64

6	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]	USD	12,831	$10,941
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]		3,030	2,595
Freddie Mac Pool #SD8189 2.50% 1/1/2052[1]		395	335
Freddie Mac Pool #RA7263 2.50% 1/1/2052[1]		194	165
Freddie Mac Pool #SD0853 2.50% 1/1/2052[1]		27	23
Freddie Mac Pool #QD6848 2.50% 2/1/2052[1]		992	843
Freddie Mac Pool #RA6528 2.50% 2/1/2052[1]		25	21
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]		27,324	24,444
Freddie Mac Pool #QD6256 3.00% 2/1/2052[1]		2,989	2,634
Freddie Mac Pool #RA6702 3.00% 2/1/2052[1]		1,992	1,763
Freddie Mac Pool #RA6608 3.00% 2/1/2052[1]		786	692
Freddie Mac Pool #RA6804 3.00% 2/1/2052[1]		538	474
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]		10,844	10,019
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		1,219	1,112
Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]		2,501	2,042
Freddie Mac Pool #RA7065 2.00% 3/1/2052[1]		858	701
Freddie Mac Pool #RA6973 2.00% 3/1/2052[1]		707	578
Freddie Mac Pool #QD9879 2.50% 3/1/2052[1]		3,271	2,776
Freddie Mac Pool #SD8200 2.50% 3/1/2052[1]		745	633
Freddie Mac Pool #QE0588 2.50% 3/1/2052[1]		497	422
Freddie Mac Pool #QD8748 2.50% 3/1/2052[1]		458	388
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]		60,134	53,560
Freddie Mac Pool #QD9974 3.00% 3/1/2052[1]		2,990	2,638
Freddie Mac Pool #QD9881 3.00% 3/1/2052[1]		705	621
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]		6,921	5,934
Freddie Mac Pool #QE0170 2.50% 4/1/2052[1]		1,092	927
Freddie Mac Pool #QE0732 2.50% 4/1/2052[1]		491	419
Freddie Mac Pool #QD9911 2.50% 4/1/2052[1]		130	111
Freddie Mac Pool #SD8205 2.50% 4/1/2052[1]		29	25
Freddie Mac Pool #SD8206 3.00% 4/1/2052[1]		3,266	2,878
Freddie Mac Pool #QD9576 3.00% 4/1/2052[1]		452	398
Freddie Mac Pool #SD8212 2.50% 5/1/2052[1]		9,773	8,296
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]		812	741
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]		80	75
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]		10,600	10,238
Freddie Mac Pool #SD1122 4.50% 6/1/2052[1]		24	23
Freddie Mac Pool #QE5364 3.00% 7/1/2052[1]		52	46
Freddie Mac Pool #QE7279 4.50% 7/1/2052[1]		1,459	1,408
Freddie Mac Pool #QE6084 5.00% 7/1/2052[1]		2,019	1,989
Freddie Mac Pool #RA7747 2.50% 8/1/2052[1]		192	163
Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]		48,092	45,207
Freddie Mac Pool #QE9057 4.00% 8/1/2052[1]		2,131	2,003
Freddie Mac Pool #QE7951 4.50% 8/1/2052[1]		63	61
Freddie Mac Pool #QF0925 3.00% 9/1/2052[1]		500	440
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]		276	243
Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]		38,003	35,715
Freddie Mac Pool #QE9625 4.00% 9/1/2052[1]		2,749	2,584
Freddie Mac Pool #QE9618 4.00% 9/1/2052[1]		2,543	2,390
Freddie Mac Pool #QF1521 4.50% 9/1/2052[1]		334	322
Freddie Mac Pool #SD8246 5.00% 9/1/2052[1]		79,185	77,932
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]		68,628	67,542
Freddie Mac Pool #QF0311 5.00% 9/1/2052[1]		412	405
Freddie Mac Pool #QF1395 4.00% 10/1/2052[1]		14,069	13,222
Freddie Mac Pool #QF1464 4.00% 10/1/2052[1]		2,641	2,482
Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]		1,788	1,680
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]		33,672	32,480
Freddie Mac Pool #QF2182 4.50% 10/1/2052[1]		1,561	1,505
Freddie Mac Pool #QF3146 4.50% 10/1/2052[1]		1,348	1,307
Freddie Mac Pool #SD8264 3.50% 11/1/2052[1]		77,000	70,161
Freddie Mac Pool #QF3364 4.00% 11/1/2052[1]		14,679	13,795
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]		298	287
Freddie Mac Pool #QF3267 5.00% 11/1/2052[1]		3,985	3,922
Freddie Mac Pool #SD2107 3.50% 12/1/2052[1]		143	130
Freddie Mac Pool #SD8275 4.50% 12/1/2052[1]		3,724	3,592
Freddie Mac Pool #QF4661 5.50% 12/1/2052[1]		140	140
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]		4,624	4,551
Freddie Mac Pool #SD8289 5.50% 1/1/2053[1]		3,937	3,935

Intermediate Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8282 6.50% 1/1/2053[1]	USD	220,180		$225,902
Freddie Mac Pool #QF6553 6.50% 1/1/2053[1]		13,291		13,646
Freddie Mac Pool #QF6141 6.50% 1/1/2053[1]		2,548		2,616
Freddie Mac Pool #QF5667 6.50% 1/1/2053[1]		1,702		1,746
Freddie Mac Pool #QF5682 6.50% 1/1/2053[1]		949		974
Freddie Mac Pool #QF6134 6.50% 1/1/2053[1]		200		205
Freddie Mac Pool #QF7872 3.50% 2/1/2053[1]		334		305
Freddie Mac Pool #SD8300 5.50% 2/1/2053[1]		1,970		1,969
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]		172		175
Freddie Mac Pool #SD8302 6.50% 2/1/2053[1]		36,870		37,829
Freddie Mac Pool #QF8065 6.50% 2/1/2053[1]		2,155		2,213
Freddie Mac Pool #SD8308 5.50% 3/1/2053[1]		5,542		5,543
Freddie Mac Pool #SD8310 6.50% 3/1/2053[1]		13,544		13,909
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.547% 8/15/2023[1,3]		—	[2]	—	[2]
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]		2,069		1,799
Freddie Mac, Series T041, Class 3A, 4.369% 7/25/2032[1,3]		128		122
Freddie Mac, Series 4582, Class GA, 3.75% 3/15/2052[1,3]		1,174		1,171
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 5/25/2023[1]		4,946		4,919
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 7/25/2023[1,3]		1,497		1,486
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 7/25/2023[1]		1,879		1,865
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 1/25/2024[1]		1,500		1,479
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 3/25/2024[1]		4,981		4,889
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 4/25/2024[1]		5,702		5,563
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/2024[1]		4,500		4,374
Freddie Mac, Series K041, Class A2, Multi Family, 3.171% 10/25/2024[1]		5,336		5,174
Freddie Mac, Series K042, Class A2, Multi Family, 2.67% 12/25/2024[1]		2,310		2,215
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 12/25/2024[1]		6,000		5,789
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[1]		1,239		1,190
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[1]		23,029		22,186
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[1]		40,633		38,718
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[1]		33,227		32,309
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,3]		65,941		63,576
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[1]		42,559		40,742
Freddie Mac, Series K051, Class A2, Multi Family, 3.308% 9/25/2025[1]		630		606
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[1]		3,000		2,870
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 12/25/2025[1]		1,575		1,499
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 1/25/2026[1]		6,250		5,902
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[1]		14,275		13,663
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 3/25/2026[1]		3,697		3,477
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 5/25/2026[1]		4,750		4,438
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026[1]		1,500		1,401
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 11/25/2026[1]		7,500		7,120
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 3/25/2027[1,3]		3,500		3,316
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027[1]		5,500		5,210
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028[1]		1,500		1,438
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 6/25/2028[1]		3,250		3,146
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 8/25/2028[1,3]		3,000		2,904
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,3]		3,000		2,906
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,3]		7,250		7,069
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 10/25/2028[1,3]		10,180		9,753
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[1]		8,252		7,835
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029[1]		10,000		9,419
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]		2,113		1,849
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]		4,990		4,208
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]		3,000		2,546
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]		2,536		2,167
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,3]		1,005		953
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]		8,558		8,106
Freddie Mac, Series K151, Class A2, Multi Family, 3.80% 12/25/2032[1]		16,000		15,180
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[1]		10,000		9,503
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]		52		44
Freddie Mac, Series 3171, Class MO, principal only, 0% 6/15/2036[1]		375		332
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[1]		239		211
Freddie Mac, Series 3292, Class BO, principal only, 0% 3/15/2037[1]		81		69
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]		6,027		5,615

8	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	USD	5,610	$5,026
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]		1,134	1,017
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]		6,223	5,780
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]		6,117	5,693
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]		6,012	5,263
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]		5,915	5,366
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]		3,078	2,833
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		20,423	19,354
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]		7,608	6,989
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]		8,012	7,358
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]		3,105	2,935
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]		2,734	2,511
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]		2,323	2,135
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]		653	618
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]		4,375	4,053
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]		1,010	958
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]		13,434	12,738
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]		31,880	29,353
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]		18,910	17,384
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[1]		14,000	11,871
Government National Mortgage Assn. 2.00% 3/1/2053[1,4]		59,922	50,249
Government National Mortgage Assn. 2.50% 3/1/2053[1,4]		22,161	19,172
Government National Mortgage Assn. 3.00% 3/1/2053[1,4]		69,139	61,746
Government National Mortgage Assn. 3.50% 3/1/2053[1,4]		19,739	18,144
Government National Mortgage Assn. 4.50% 3/1/2053[1,4]		42,933	41,640
Government National Mortgage Assn. 2.50% 4/1/2053[1,4]		24,300	20,980
Government National Mortgage Assn. 3.00% 4/1/2053[1,4]		23,600	21,013
Government National Mortgage Assn. 4.50% 4/1/2053[1,4]		22,500	21,833
Government National Mortgage Assn. Pool #5306 4.50% 2/20/2042[1]		7	7
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]		24,230	23,248
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]		3	3
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]		6	6
Government National Mortgage Assn. Pool #MA8151 4.50% 7/20/2052[1]		433	420
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]		149	141
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]		2,538	2,400
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[1]		299	282
Government National Mortgage Assn. Pool #MA8570 5.50% 1/20/2053[1]		128,374	129,047
Uniform Mortgage-Backed Security 2.00% 3/1/2038[1,4]		9,550	8,474
Uniform Mortgage-Backed Security 2.50% 3/1/2038[1,4]		19,000	17,332
Uniform Mortgage-Backed Security 3.00% 3/1/2038[1,4]		1,421	1,325
Uniform Mortgage-Backed Security 4.00% 3/1/2038[1,4]		8,000	7,802
Uniform Mortgage-Backed Security 2.00% 3/1/2053[1,4]		17,696	14,419
Uniform Mortgage-Backed Security 2.50% 3/1/2053[1,4]		28,714	24,334
Uniform Mortgage-Backed Security 3.00% 3/1/2053[1,4]		6,900	6,072
Uniform Mortgage-Backed Security 3.50% 3/1/2053[1,4]		32,500	29,593
Uniform Mortgage-Backed Security 4.00% 3/1/2053[1,4]		91,300	85,722
Uniform Mortgage-Backed Security 4.50% 3/1/2053[1,4]		117,743	113,475
Uniform Mortgage-Backed Security 5.00% 3/1/2053[1,4]		125,791	123,688

Intermediate Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 5.50% 3/1/2053[1,4]	USD	343,580	$343,097
Uniform Mortgage-Backed Security 6.00% 3/1/2053[1,4]		276,110	279,388
Uniform Mortgage-Backed Security 6.50% 3/1/2053[1,4]		92,249	94,526
Uniform Mortgage-Backed Security 2.00% 4/1/2053[1,4]		162,300	132,423
Uniform Mortgage-Backed Security 2.50% 4/1/2053[1,4]		261,098	221,556
Uniform Mortgage-Backed Security 3.00% 4/1/2053[1,4]		6,300	5,550
Uniform Mortgage-Backed Security 4.50% 4/1/2053[1,4]		5,000	4,818
Uniform Mortgage-Backed Security 5.00% 4/1/2053[1,4]		145,600	143,166
Uniform Mortgage-Backed Security 5.50% 4/1/2053[1,4]		578,533	577,448
Uniform Mortgage-Backed Security 6.00% 4/1/2053[1,4]		24,200	24,432
Uniform Mortgage-Backed Security 6.50% 4/1/2053[1,4]		157,832	161,505
			5,930,035

Collateralized mortgage-backed obligations (privately originated) 4.34%
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, 3.50% 8/27/2046[1,3,5]		432	387
Argent Securities, Inc., Series 2005-W2, Class M1, 5.107% 10/25/2035[1,3]		1,651	1,607
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,5]		12,771	10,682
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,3,5]		4,528	4,223
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,5]		1,631	1,497
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,6]		14,312	13,146
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 6.217% 7/25/2029[1,3,5]		129	129
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,3,5]		17,354	15,578
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,5]		11,553	10,394
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,5]		5,101	4,837
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]		9,242	8,076
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[1,5,6]		2,598	2,381
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,5,6]		1,267	1,209
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,5,6]		16,933	16,500
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,5,6]		16,167	14,392
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 7/25/2049[1,3,5]		1,215	1,136
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/2030[1,3,5]		9,276	9,036
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.72% 12/26/2030[1,3,5]		500	465
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2/25/2031[1,3,5]		5,249	5,094
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,3,5]		19,477	18,366
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,3,5]		527	485
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,3,5]		63,414	60,454
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[1,3,5]		5,510	5,342
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[1]		2,550	2,355
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A3, 3.50% 7/25/2049[1,3,5]		274	245
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3,5]		3,973	3,898
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,5]		42,333	39,843
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,5]		1,958	1,771
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,3,5]		10,000	8,833
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 3/25/2065[1,5]		158	156
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,5]		1,924	1,596
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (1-month USD-LIBOR + 4.40%) 9.017% 1/25/2024[1,3]		9,807	10,076
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (1-month USD-LIBOR + 2.60%) 7.217% 5/25/2024[1,3]		4,699	4,756
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (1-month USD-LIBOR + 4.90%) 9.517% 11/25/2024[1,3]		1,053	1,096
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.226% 10/25/2041[1,3,5]		1,298	1,289
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, (30-day Average USD-SOFR + 0.85%) 5.326% 12/25/2041[1,3,5]		1,805	1,788
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.884% 12/25/2042[1,3,5]		10,429	10,523
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,5]		4,096	3,685
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 8/1/2057[1,3,5]		4,921	4,478
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,3,5]		1,625	1,548
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,3,5]		12,200	10,517

10	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[1,3,5]	USD	13,337	$13,029
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]		69	69
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]		73	75
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]		105	100
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]		108	106
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,5]		10,554	11,341
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]		14,247	14,599
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[1,5]		2,070	2,139
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,5]		2,334	2,297
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,5]		5,523	4,503
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,3,5]		23,549	19,142
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,3,5]		17,348	14,685
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3, (1-month USD-LIBOR + 4.55%) 9.167% 10/25/2024[1,3]		47	48
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 9.317% 4/25/2028[1,3]		1,722	1,793
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 10.167% 7/25/2028[1,3]		12,042	12,894
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (1-month USD-LIBOR + 4.65%) 9.267% 10/25/2028[1,3]		644	677
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1, (30-day Average USD-SOFR + 0.80%) 5.284% 8/25/2033[1,3,5]		222	221
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA3, Class M1, (30-day Average USD-SOFR + 0.75%) 5.234% 10/25/2033[1,3,5]		1,393	1,385
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 5.276% 10/25/2041[1,3,5]		5,477	5,435
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.776% 2/25/2042[1,3,5]		2,173	2,159
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.476% 4/25/2042[1,3,5]		768	772
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.676% 5/25/2042[1,3,5]		2,103	2,124
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.434% 6/25/2042[1,3,5]		4,441	4,551
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.634% 9/25/2042[1,3,5]		2,160	2,171
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 6.467% 2/25/2050[1,3,5]		1,364	1,375
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 6.862% 10/25/2050[1,3,5]		1,946	1,973
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,5]		30,337	25,547
GS Mortgage-Backed Securities Trust, Series 2020-PJ4, Class A2, 3.00% 1/25/2051[1,3,5]		2,044	1,733
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,3,5]		54,002	43,351
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,5]		18,038	15,917
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,5]		21,474	20,153
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 9/17/2039[1,5]		2,713	2,446
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 7/25/2051[1,3,5]		6,908	6,018
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[1,3,5]		3,350	2,719
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,5,6]		25,847	26,242
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,5,6]		21,492	21,396
JPMorgan Mortgage Trust, Series 2017-3, Class 1A3, 3.50% 8/25/2047[1,3,5]		2,776	2,505
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 9/25/2048[1,3,5]		1,261	1,102
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 5/25/2049[1,3,5]		62	58
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.25% 11/25/2059[1,3,5]		12,696	12,687
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[1,3,5]		12,538	12,359
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (6.25% on 4/25/2023)[1,5,6]		9,453	9,371

Intermediate Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	USD	21,463	$19,774
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,3,5]		19,159	17,775
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,5,6]		14,052	12,706
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.467% 11/25/2055[1,3,5]		51,006	50,459
MetLife Securitization Trust, Series 2018-1A, Class A, 3.75% 3/25/2057[1,3,5]		945	890
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 3/25/2065[1,3,5]		1,572	1,454
Mill City Mortgage Trust, Series 15-1, Class M3, 3.701% 6/25/2056[1,3,5]		1,448	1,400
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[1,3,5]		3,850	3,655
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 8/26/2058[1,3,5]		2,154	2,058
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 7/25/2059[1,3,5]		317	300
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3,5]		2,355	2,226
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 1/25/2061[1,3,5]		49	48
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,3,5]		258	250
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[1,3,5]		6,601	6,273
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[1,3,5]		730	667
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[1,3,5]		1,430	1,352
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,3,5]		45	43
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,5]		1,917	1,803
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[1,3,5]		1,741	1,691
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[1,3,5]		2,819	2,637
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3,5]		4,302	4,014
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.367% 5/25/2055[1,3,5]		68,234	67,566
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD-LIBOR + 0.90%) 5.517% 5/25/2055[1,3,5]		3,700	3,664
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,3,5]		16,035	13,014
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, 5.367% 2/25/2060[1,3,5]		4,905	4,552
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM7, Class A1, 5.11% 8/25/2062 (6.11% on 9/1/2026)[1,5,6]		7,943	7,791
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,5,6]		11,253	11,258
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,5,6]		3,306	3,283
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,5]		22,752	18,914
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 9/17/2036[1,5]		3,564	3,379
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[1,5]		3,920	3,629
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,5]		1,615	1,481
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,5]		14,217	13,476
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,3,5]		3,750	3,654
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.494% 8/25/2055[1,3,5]		5,800	5,075
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[1,3,5]		4,905	4,578
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,3,5]		806	794
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 10/25/2056[1,3,5]		121	119
Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75% 10/25/2056[1,3,5]		3,615	3,427
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.217% 2/25/2057[1,3,5]		796	793
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 4/25/2057[1,3,5]		130	129
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[1,3,5]		7,350	6,941
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,3,5]		1,078	1,026
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,3,5]		5,575	4,931
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.497% 6/25/2057[1,3,5]		2,600	2,174
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3,5]		1,085	1,058
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057[1,3,5]		5,709	5,357
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3,5]		4,769	4,556
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,3,5]		7,835	7,039
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[1,3,5]		96	93

12	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,5]	USD	6,993	$6,707
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[1,3,5]		4,992	4,756
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[1,3,5]		2,835	2,706
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,3,5]		5,935	4,922
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 5.617% 5/25/2058[1,3,5]		3,465	3,465
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058[1,3,5]		8,698	8,043
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 7/25/2058[1,3,5]		1,365	1,272
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,5]		536	516
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.744% 12/25/2058[1,3,5]		4,054	3,866
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,3,5]		5,000	4,424
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,3,5]		4,785	4,236
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,5]		9,915	8,816
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,5]		22,645	21,358
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[1,5]		6,521	5,522
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,5]		22,756	20,268
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 5/25/2060[1,3,5]		577	555
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,5,6]		7,322	7,248
			1,081,042

Commercial mortgage-backed securities 3.71%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.289% 11/15/2055[1,3]		3,412	3,451
AMSR Trust, Series 2019-SFR1, Class A, 2.774% 1/19/2039[1,5]		3,500	3,179
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756% 5/15/2053[1,5]		1,500	1,278
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]		3,750	3,564
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class A5, 5.746% 10/15/2032[1,3]		2,000	2,107
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[1]		2,476	2,357
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]		2,157	1,809
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class A4, 3.394% 3/15/2064[1,3]		2,550	2,252
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,5]		10,896	10,162
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[1]		3,500	3,251
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]		2,500	2,369
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]		2,202	1,822
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053[1]		2,200	2,089
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[1]		1,000	844
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055[1]		3,000	2,657
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.445% 5/15/2055[1,3]		7,928	7,559
Benchmark Mortgage Trust, Series 2022-B36, Class A5, 4.47% 7/15/2055[1,3]		2,895	2,757
Benchmark Mortgage Trust, Series 2022-B37, Class A5, 5.751% 11/15/2055[1,3]		4,522	4,767
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]		1,650	1,446
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.332% 5/15/2039[1,3,5]		17,453	17,401
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.46% 4/15/2037[1,3,5]		32,015	31,500
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.677% 6/15/2027[1,3,5]		27,203	27,239
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 5.177% 9/15/2034[1,3,5]		41,644	40,622
BX Trust, Series 2018-GW, Class A, (1-month USD-LIBOR + 0.80%) 5.388% 5/15/2035[1,3,5]		1,684	1,662
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.288% 9/15/2036[1,3,5]		52,563	51,358
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 5.538% 9/15/2036[1,3,5]		5,089	4,931
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.487% 10/15/2036[1,3,5]		48,790	47,662
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.053% 4/15/2037[1,3,5]		14,580	14,568
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.258% 6/15/2038[1,3,5]		30,773	30,257
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 5.458% 6/15/2038[1,3,5]		6,077	5,907

Intermediate Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 5.688% 6/15/2038[1,3,5]	USD	3,049	$2,947
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 5.438% 11/15/2038[1,3,5]		14,011	13,790
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.552% 2/15/2039[1,3,5]		10,000	9,834
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.013% 8/15/2039[1,3,5]		9,509	9,536
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,5]		8,755	7,929
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]		8,609	7,966
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[1,3]		1,500	1,424
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[1]		1,600	1,547
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050[1]		8,624	7,846
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]		5,000	4,613
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]		12,113	11,521
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 10/15/2045[1,5]		520	470
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 3/10/2046[1,5]		1,499	1,408
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.012% 3/10/2046[1,3,5]		3,740	3,676
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[1,3]		13,000	12,799
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 4/10/2047[1]		1,921	1,886
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 7/15/2047[1]		2,500	2,428
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[1,3]		3,000	2,882
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[1]		1,821	1,758
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]		5,975	5,490
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[1]		3,609	3,488
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.11% 8/10/2050[1,3]		1,000	985
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]		851	785
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.558% 11/18/2048[1,3]		138	125
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]		2,375	2,183
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]		3,000	2,611
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]		2,760	2,639
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]		150	138
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 5/25/2065[1,3,5]		537	521
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, 5.732% 2/25/2068 (6.732% on 1/1/2027)[1,5,6]		5,000	4,962
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 5.668% 7/15/2038[1,3,5]		17,540	17,297
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 5.968% 7/15/2038[1,3,5]		2,806	2,764
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]		15,804	16,107
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,5]		1,630	1,541
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,5]		11,935	9,291
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.293% 8/15/2024[1,3,5]		9,715	9,644
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 5.508% 7/15/2025[1,3,5]		13,173	13,049
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 6/10/2046[1]		1,555	1,549
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 6/10/2046[1,3]		2,100	2,085
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271% 11/10/2046[1]		13,700	13,558
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]		2,772	2,689
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]		2,581	2,390
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]		1,809	1,515
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 5.738% 5/17/2038[1,3,5]		29,000	28,735
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 11/5/2038[1,5]		795	729
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class B, 4.927% 11/15/2045[1,3]		5,000	4,816
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[1]		5,687	5,569
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]		5,333	4,984
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]		14,140	12,197

14	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,5]	USD	1,735	$1,435
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[1,5]		16,514	13,838
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 12/15/2047[1,3]		748	732
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.22% 12/15/2047[1,3]		1,750	1,631
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 6.286% 3/15/2039[1,3,5]		602	597
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 5.638% 10/15/2038[1,3,5]		5,965	5,837
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[1,5]		19,418	16,725
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 5.389% 4/15/2026[1,3,5]		18,624	18,395
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 5/15/2046[1]		1,734	1,728
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.157% 8/15/2046[1,3]		8,085	8,004
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259% 10/15/2046[1,3]		12,000	11,897
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 11/15/2046[1]		4,000	3,945
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 4/15/2047[1]		750	739
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 6/15/2047[1]		649	636
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[1]		3,000	2,905
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]		1,500	1,429
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[1]		14,000	13,311
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]		1,000	946
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]		400	371
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.595% 3/15/2049[1,3]		138	123
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,5]		10,935	10,292
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,5]		1,164	1,070
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 5.164% 7/15/2036[1,3,5]		14,480	14,137
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.319% 11/15/2038[1,3,5]		37,502	36,735
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.562% 1/15/2039[1,3,5]		32,592	31,962
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[1]		800	764
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5, 3.451% 2/15/2048[1]		8,750	8,350
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]		3,000	2,865
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,3]		2,779	2,646
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.083% 5/15/2048[1,3]		138	126
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]		4,000	3,831
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]		15,455	14,343
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[1]		4,000	3,893
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]		11,000	10,574
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,5]		1,000	803
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.497% 9/17/2057[1,3]		2,250	2,120

Intermediate Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,3]	USD	8,400		$7,986
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.55% 9/15/2058[1,3]		1,690		1,546
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]		1,000		941
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]		5,000		4,564
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 5/15/2045[1]		1,250		1,242
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A5, 4.415% 9/15/2046[1]		6,500		6,439
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 4.987% 9/15/2046[1,3]		3,250		3,148
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[1,3]		4,900		4,749
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[1]		1,500		1,441
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 3/15/2048[1,3]		632		631
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[1]		8,282		8,002
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.351% 11/15/2027[1,3,5]		19,755		19,815
				923,762

Total mortgage-backed obligations				7,934,839

U.S. Treasury bonds & notes 28.22%
U.S. Treasury 15.00%
U.S. Treasury 0.375% 10/31/2023		9,000		8,724
U.S. Treasury 0.50% 11/30/2023		235,229		227,345
U.S. Treasury 0.875% 1/31/2024		6,000		5,772
U.S. Treasury 2.50% 1/31/2024		10,000		9,766
U.S. Treasury 2.25% 3/31/2024		9,341		9,057
U.S. Treasury 0.375% 4/15/2024		100,000		94,864
U.S. Treasury 0.375% 7/15/2024		60,000		56,283
U.S. Treasury 3.00% 7/31/2024		33,000		32,067
U.S. Treasury 3.25% 8/31/2024		234,989		228,922
U.S. Treasury 4.25% 9/30/2024		8,916		8,815
U.S. Treasury 0.625% 10/15/2024		16,000		14,925
U.S. Treasury 1.50% 10/31/2024		175,000		165,402
U.S. Treasury 4.375% 10/31/2024		35,201		34,867
U.S. Treasury 4.25% 12/31/2024		263,031		260,062
U.S. Treasury 4.125% 1/31/2025		214,099		211,313
U.S. Treasury 4.625% 2/28/2025		93,613		93,306
U.S. Treasury 2.875% 6/15/2025		19,141		18,396
U.S. Treasury 3.125% 8/15/2025		26,000		25,098
U.S. Treasury 3.50% 9/15/2025		11,938		11,623
U.S. Treasury 3.00% 9/30/2025		15,033		14,450
U.S. Treasury 4.25% 10/15/2025		11,731		11,631
U.S. Treasury 3.00% 10/31/2025		5,076		4,876
U.S. Treasury 4.50% 11/15/2025		22,199		22,160
U.S. Treasury 3.875% 1/15/2026		201,051		197,572
U.S. Treasury 4.00% 2/15/2026		291,397		287,307
U.S. Treasury 0.50% 2/28/2026		20,800		18,492
U.S. Treasury 0.75% 4/30/2026		92,750		82,689
U.S. Treasury 0.875% 6/30/2026		4,049		3,608
U.S. Treasury 0.75% 8/31/2026		14,981		13,219
U.S. Treasury 0.875% 9/30/2026		38,091		33,691
U.S. Treasury 1.50% 1/31/2027		19,000		17,073
U.S. Treasury 2.375% 5/15/2027		108,500		100,532
U.S. Treasury 3.25% 6/30/2027		4,317		4,142
U.S. Treasury 2.75% 7/31/2027		189,000		177,514
U.S. Treasury 4.125% 9/30/2027[7]		346,792		344,880
U.S. Treasury 4.125% 10/31/2027		30,000		29,839
U.S. Treasury 3.875% 11/30/2027		53,000		52,227
U.S. Treasury 3.875% 12/31/2027		150,000		147,759
U.S. Treasury 3.50% 1/31/2028		19,000		18,416
U.S. Treasury 4.00% 2/29/2028		272,042		269,950
U.S. Treasury 1.25% 5/31/2028		4,300		3,713
U.S. Treasury 1.25% 6/30/2028		16,000		13,788
U.S. Treasury 1.00% 7/31/2028		—	[2]	—	[2]
U.S. Treasury 1.125% 8/31/2028		18,000		15,339
U.S. Treasury 1.50% 11/30/2028		1,230		1,065

16	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.375% 12/31/2028	USD	4,599	$3,951
U.S. Treasury 2.875% 4/30/2029		10,000	9,322
U.S. Treasury 3.875% 9/30/2029		1,472	1,452
U.S. Treasury 3.875% 12/31/2029		24,000	23,705
U.S. Treasury 4.00% 2/28/2030		73,321	73,023
U.S. Treasury 0.625% 5/15/2030		15,000	11,862
U.S. Treasury 1.625% 5/15/2031		20,000	16,814
U.S. Treasury 1.25% 8/15/2031		3,000	2,432
U.S. Treasury 1.875% 2/15/2032		10,000	8,473
U.S. Treasury 2.875% 5/15/2032		23,343	21,469
U.S. Treasury 4.125% 11/15/2032		1,188	1,207
U.S. Treasury 3.50% 2/15/2033[7]		145,912	141,079
U.S. Treasury 4.25% 5/15/2039[7]		12,360	12,735
U.S. Treasury 1.375% 11/15/2040[7]		1,970	1,294
U.S. Treasury 1.875% 2/15/2041		1,455	1,040
U.S. Treasury 2.25% 5/15/2041		355	270
U.S. Treasury 1.875% 2/15/2051		1,156	756
U.S. Treasury 2.375% 5/15/2051		662	486
U.S. Treasury 4.00% 11/15/2052[7]		1,716	1,746
			3,735,655

U.S. Treasury inflation-protected securities 13.22%
U.S. Treasury Inflation-Protected Security 0.625% 4/15/2023[8]		738,934	742,722
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2023[8]		282,973	284,642
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[8]		141,126	139,820
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[8]		137,749	135,452
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[8]		286,139	280,118
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[8]		681,364	663,191
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[8]		114,920	111,236
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[8]		124,454	119,551
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[8]		226,259	213,984
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[8]		45,701	42,700
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[8]		267,903	267,685
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[7,8]		193,846	173,533
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[8]		1,477	1,594
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[7,8]		138,108	118,400
			3,294,628

Total U.S. Treasury bonds & notes			7,030,283

Corporate bonds, notes & loans 19.39%
Financials 6.46%
AerCap Ireland Capital DAC 1.65% 10/29/2024		1,250	1,160
AerCap Ireland Capital DAC 2.45% 10/29/2026		13,813	12,184
AerCap Ireland Capital DAC 3.00% 10/29/2028		6,552	5,585
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 10/29/2023		1,800	1,747
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,6]		15,000	15,362
Allstate Corp. 0.75% 12/15/2025		6,899	6,123
American Express Co. 4.90% 2/13/2026		20,098	19,947
American Express Co. 1.65% 11/4/2026		18,400	16,283
American Express Co. 2.55% 3/4/2027		875	793
American Express Co. 5.85% 11/5/2027		8,000	8,240
American Express Co. 4.05% 5/3/2029		10,000	9,481
Aon Corp. 2.85% 5/28/2027		10,775	9,801
Aon Corp. 5.35% 2/28/2033		4,012	4,013
Australia and New Zealand Banking Group, Ltd. 4.829% 2/3/2025[5]		7,874	7,809
Banco Santander, SA 5.147% 8/18/2025		6,600	6,522
Bank of America Corp. 3.55% 3/5/2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[6]		2,549	2,549
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[6]		14,450	13,928
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[6]		845	799
Bank of America Corp. 2.456% 10/22/2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[6]		1,092	1,037
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[6]		38,750	36,040
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[6]		1,900	1,724
Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025)[6]		10,000	9,841
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]		29,392	29,093
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[6]		12,000	10,575
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]		31,435	28,115

Intermediate Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]	USD	23,809	$22,775
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[6]		10,000	10,286
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]		600	505
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[6]		5,000	4,094
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[6]		7,018	6,755
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040)[6]		5,000	3,431
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[5,6]		10,800	10,826
Bank of New York Mellon Corp. 1.60% 4/24/2025		28,000	25,972
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[6]		600	615
Bank of Nova Scotia 4.75% 2/2/2026		12,825	12,624
Berkshire Hathaway, Inc. 2.30% 3/15/2027		850	786
Berkshire Hathaway, Inc. 2.875% 3/15/2032		462	398
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[5,6]		775	681
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,6]		5,325	4,407
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,6]		3,475	3,465
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[6]		357	351
Charles Schwab Corp. 1.15% 5/13/2026		1,675	1,480
Citigroup, Inc. 1.281% 11/3/2025 (USD-SOFR + 0.528% on 11/3/2024)[6]		616	572
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[6]		975	910
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[6]		10,000	9,501
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[6]		700	612
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[6]		15,669	14,230
Citigroup, Inc. 4.658% 5/24/2028 (USD-SOFR + 1.887% on 5/24/2027)[6]		432	418
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]		4,979	4,086
Corebridge Financial, Inc. 3.50% 4/4/2025[5]		8,458	8,093
Corebridge Financial, Inc. 3.65% 4/5/2027[5]		32,226	30,088
Corebridge Financial, Inc. 3.85% 4/5/2029[5]		454	411
Corebridge Financial, Inc. 3.90% 4/5/2032[5]		281	246
Crédit Agricole SA 4.375% 3/17/2025[5]		3,025	2,935
Credit Suisse AG 7.95% 1/9/2025		15,000	15,155
Credit Suisse AG 7.50% 2/15/2028		10,400	10,509
Credit Suisse Group AG 3.80% 6/9/2023		10,000	9,881
Credit Suisse Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[5,6]		650	458
Danske Bank AS 3.875% 9/12/2023[5]		15,000	14,863
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[5,6]		7,500	7,551
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[6]		928	806
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]		5,000	4,353
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]		1,775	1,795
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[6]		3,150	3,072
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[5,6]		6,500	5,740
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,6]		15,850	15,828
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[5,6]		12,150	10,606
Goldman Sachs Group, Inc. 0.657% 9/10/2024 (USD-SOFR + 0.505% on 9/10/2023)[6]		1,205	1,171
Goldman Sachs Group, Inc. 5.70% 11/1/2024		19,175	19,297
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[6]		11,700	11,265
Goldman Sachs Group, Inc. 3.50% 4/1/2025		1,433	1,381
Goldman Sachs Group, Inc. 1.093% 12/9/2026 (USD-SOFR + 0.789% on 12/9/2025)[6]		15,500	13,652
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[6]		29,047	25,614
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]		6,657	5,835
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]		9,667	8,644
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]		575	534
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[6]		5,000	3,845
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[6]		4,466	3,589
Groupe BPCE SA 5.15% 7/21/2024[5]		7,545	7,431
Groupe BPCE SA 1.625% 1/14/2025[5]		12,000	11,159
Groupe BPCE SA 1.00% 1/20/2026[5]		24,000	21,217
Groupe BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[5,6]		17,025	15,232
Groupe BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[5,6]		5,000	4,997
Guardian Life Global Funding 2.90% 5/6/2024[5]		21,285	20,666
Guardian Life Global Funding 0.875% 12/10/2025[5]		14,800	13,060
Guardian Life Global Funding 1.25% 11/19/2027[5]		925	778
HSBC Holdings PLC 0.732% 8/17/2024 (USD-SOFR + 0.534% on 8/17/2023)[6]		1,285	1,253

18	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
HSBC Holdings PLC 2.633% 11/7/2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[6]	USD	2,950	$2,795
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[6]		12,300	11,847
HSBC Holdings PLC 1.589% 5/24/2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[6]		4,800	4,202
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[6]		5,000	3,952
Intercontinental Exchange, Inc. 4.00% 9/15/2027		775	754
Intercontinental Exchange, Inc. 4.35% 6/15/2029		615	596
Intesa Sanpaolo SpA 3.25% 9/23/2024[5]		15,000	14,296
Intesa Sanpaolo SpA 3.875% 7/14/2027[5]		6,179	5,591
JPMorgan Chase & Co. 1.514% 6/1/2024 (USD-SOFR + 1.455% on 6/1/2023)[6]		16,150	15,993
JPMorgan Chase & Co. 0.563% 2/16/2025 (USD-SOFR + 0.375% on 2/16/2024)[6]		1,461	1,386
JPMorgan Chase & Co. 0.824% 6/1/2025 (USD-SOFR + 0.54% on 6/1/2024)[6]		975	915
JPMorgan Chase & Co. 3.845% 6/14/2025 (USD-SOFR + 0.98% on 6/14/2024)[6]		28,889	28,211
JPMorgan Chase & Co. 0.768% 8/9/2025 (USD-SOFR + 0.49% on 8/9/2024)[6]		1,900	1,765
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[6]		41,750	39,507
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[6]		2,000	1,860
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[6]		36,454	36,427
JPMorgan Chase & Co. 2.595% 2/24/2026 (USD-SOFR + 0.915% on 2/24/2025)[6]		12,000	11,306
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[6]		25,000	23,264
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[6]		20,000	18,580
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]		10,000	9,722
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[6]		1,000	879
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[6]		15,363	13,597
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]		675	613
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[6]		20,612	19,771
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]		435	425
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[6]		5,000	4,575
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[6]		295	249
JPMorgan Chase & Co. 1.764% 11/19/2031 (USD-SOFR + 1.05% on 11/19/2030)[6]		775	596
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[6]		742	612
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[5,6]		200	198
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]		31,110	27,190
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031		160	129
Metropolitan Life Global Funding I 0.40% 1/7/2024[5]		950	911
Metropolitan Life Global Funding I 0.70% 9/27/2024[5]		934	865
Metropolitan Life Global Funding I 0.95% 7/2/2025[5]		31,676	28,749
Metropolitan Life Global Funding I 3.45% 12/18/2026[5]		1,650	1,540
Metropolitan Life Global Funding I 1.875% 1/11/2027[5]		12,650	11,195
Metropolitan Life Global Funding I 4.40% 6/30/2027[5]		9,400	9,132
Metropolitan Life Global Funding I 5.05% 1/6/2028[5]		10,000	10,000
Morgan Stanley (USD-SOFR + 0.455%) 4.55% 1/25/2024[3]		22,838	22,831
Morgan Stanley 3.737% 4/24/2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[6]		6,479	6,460
Morgan Stanley 0.79% 5/30/2025 (USD-SOFR + 0.525% on 5/30/2024)[6]		16,965	15,892
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[6]		2,414	2,316
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[6]		880	816
Morgan Stanley 3.875% 1/27/2026		7,200	6,945
Morgan Stanley 2.63% 2/18/2026 (USD-SOFR + 0.94% on 2/18/2025)[6]		1,000	944
Morgan Stanley 2.188% 4/28/2026 (USD-SOFR + 1.99% on 4/28/2025)[6]		28,482	26,559
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[6]		7,340	7,201
Morgan Stanley 3.125% 7/27/2026		770	717
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[6]		1,000	880
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[6]		3,725	3,684
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[6]		10,000	8,833
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[6]		1,270	1,109
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[6]		11,515	10,276
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[6]		9,656	9,177
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027)[6]		1,500	1,541
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]		19,487	19,144
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[6]		3,537	2,753
National Australia Bank, Ltd. 1.887% 1/12/2027[5]		12,000	10,689
National Australia Bank, Ltd. 4.944% 1/12/2028		400	399
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026)[6]		20,000	17,564
New York Life Global Funding 2.875% 4/10/2024[5]		10,430	10,155
New York Life Global Funding 0.90% 10/29/2024[5]		1,000	928

Intermediate Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
New York Life Global Funding 2.00% 1/22/2025[5]	USD	24,000	$22,619
New York Life Global Funding 0.95% 6/24/2025[5]		3,368	3,047
New York Life Global Funding 0.85% 1/15/2026[5]		20,870	18,545
New York Life Global Funding 4.55% 1/28/2033[5]		1,347	1,298
Nordea Bank AB 3.60% 6/6/2025[5]		20,000	19,219
Northwestern Mutual Global Funding 0.60% 3/25/2024[5]		1,350	1,284
Northwestern Mutual Global Funding 0.80% 1/14/2026[5]		16,413	14,561
Northwestern Mutual Global Funding 1.75% 1/11/2027[5]		650	576
PNC Bank 3.30% 10/30/2024		1,110	1,076
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[6]		15,740	15,807
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[6]		800	788
Progressive Corp. 2.50% 3/15/2027		852	777
Progressive Corp. 3.00% 3/15/2032		375	325
Royal Bank of Canada 4.875% 1/12/2026		15,000	14,871
Royal Bank of Canada 4.90% 1/12/2028		400	394
Royal Bank of Canada 5.00% 2/1/2033		4,682	4,576
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[6]		5,835	5,784
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[6]		135	138
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[6]		400	386
Sumitomo Mitsui Banking Corp. 0.948% 1/12/2026		866	763
Sumitomo Mitsui Financial Group, Inc. 2.696% 7/16/2024		17,700	17,043
Toronto-Dominion Bank 5.156% 1/10/2028		11,770	11,720
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[6]		10,000	9,820
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[6]		5,425	5,282
U.S. Bancorp 2.40% 7/30/2024		2,400	2,306
U.S. Bancorp 5.727% 10/21/2026 (USD-SOFR + 1.43% on 10/21/2025)[6]		20,750	21,013
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[5,6]		960	946
Wells Fargo & Company 0.805% 5/19/2025 (USD-SOFR + 0.51% on 5/19/2024)[6]		642	606
Wells Fargo & Company 2.406% 10/30/2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[6]		55,000	52,194
Wells Fargo & Company 3.00% 4/22/2026		7,847	7,328
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]		36,249	34,977
Wells Fargo & Company 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[6]		10,280	9,563
Wells Fargo & Company 3.196% 6/17/2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[6]		11,244	10,438
Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[6]		649	601
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[6]		5,000	4,778
Willis North America, Inc. 4.65% 6/15/2027		10,800	10,441
			1,609,439

Utilities 3.24%
AEP Transmission Co., LLC 3.10% 12/1/2026		7,000	6,552
Alabama Power Co. 3.75% 9/1/2027		5,000	4,770
Ameren Corp. 1.75% 3/15/2028		500	427
American Electric Power Company, Inc. 1.00% 11/1/2025		2,950	2,629
American Electric Power Company, Inc. 4.30% 12/1/2028		8,285	7,889
American Transmission Systems, Inc. 2.65% 1/15/2032[5]		5,125	4,204
Avangrid, Inc. 3.20% 4/15/2025		13,439	12,776
CenterPoint Energy, Inc. 1.45% 6/1/2026		1,250	1,108
CenterPoint Energy, Inc. 2.40% 9/1/2026		10,000	9,133
CenterPoint Energy, Inc. 2.65% 6/1/2031		5,460	4,484
Cleveland Electric Illuminating Co. 4.55% 11/15/2030[5]		7,150	6,772
CMS Energy Corp. 3.00% 5/15/2026		16,339	15,199
CMS Energy Corp. 3.45% 8/15/2027		16,812	15,684
Commonwealth Edison Co. 2.55% 6/15/2026		8,078	7,458
Connecticut Light and Power Co. 0.75% 12/1/2025		13,912	12,361
Consumers Energy Co. 4.65% 3/1/2028		650	641
Consumers Energy Co. 3.80% 11/15/2028		8,225	7,760
Consumers Energy Co. 4.625% 5/15/2033		7,175	6,977
Dominion Resources, Inc. 3.375% 4/1/2030		4,792	4,196
DTE Electric Co. 2.625% 3/1/2031		8,700	7,362
DTE Energy Company 1.90% 4/1/2028		1,000	862
DTE Energy Company 3.00% 3/1/2032		1,050	897
Duke Energy Carolinas, LLC 3.05% 3/15/2023		2,000	1,998

20	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Duke Energy Carolinas, LLC 2.95% 12/1/2026	USD	1,000	$932
Duke Energy Corp. 5.00% 12/8/2027		9,725	9,658
Duke Energy Corp. 4.50% 8/15/2032		350	324
Duke Energy Florida, LLC 2.50% 12/1/2029		248	211
Duke Energy Florida, LLC 1.75% 6/15/2030		21,619	17,279
Duke Energy Progress, LLC 2.00% 8/15/2031		1,637	1,290
Edison International 3.55% 11/15/2024		2,980	2,878
Edison International 4.95% 4/15/2025		4,429	4,378
Edison International 4.125% 3/15/2028		1,469	1,371
Edison International 6.95% 11/15/2029		10,125	10,640
Emera US Finance, LP 0.833% 6/15/2024		550	516
Emera US Finance, LP 2.639% 6/15/2031		400	315
Enel Finance America, LLC 7.10% 10/14/2027[5]		750	788
Enel Finance International SA 1.875% 7/12/2028[5]		3,575	2,933
Entergy Corp. 0.90% 9/15/2025		6,025	5,361
Entergy Corp. 2.40% 10/1/2026		9,647	8,706
Entergy Corp. 3.12% 9/1/2027		5,000	4,588
Entergy Corp. 1.90% 6/15/2028		20,000	16,964
Entergy Corp. 2.40% 6/15/2031		425	336
Entergy Louisiana, LLC 0.95% 10/1/2024		1,200	1,120
Eversource Energy 1.40% 8/15/2026		17,923	15,759
FirstEnergy Corp. 2.05% 3/1/2025		16,935	15,871
FirstEnergy Corp. 1.60% 1/15/2026		27,793	24,804
FirstEnergy Corp. 3.50% 4/1/2028[5]		4,975	4,558
FirstEnergy Corp. 4.10% 5/15/2028[5]		7,800	7,383
FirstEnergy Corp. 2.25% 9/1/2030		1,500	1,198
FirstEnergy Transmission, LLC 4.35% 1/15/2025[5]		3,340	3,242
FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]		29,900	26,147
Florida Power & Light Company 2.85% 4/1/2025		3,250	3,113
Florida Power & Light Company 5.05% 4/1/2028		400	400
Florida Power & Light Company 2.45% 2/3/2032		500	412
Florida Power & Light Company 5.10% 4/1/2033		3,100	3,099
Gulf Power Co. 3.30% 5/30/2027		528	494
Jersey Central Power & Light Co. 4.30% 1/15/2026[5]		19,979	19,177
Monongahela Power Co. 3.55% 5/15/2027[5]		28,937	27,049
NextEra Energy Capital Holdings, Inc. 0.65% 3/1/2023		1,900	1,900
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025		1,275	1,283
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027		5,000	4,408
NextEra Energy Capital Holdings, Inc. 4.90% 2/28/2028		10,000	9,885
Niagara Mohawk Power Corp. 3.508% 10/1/2024[5]		3,100	2,989
Oncor Electric Delivery Company, LLC 2.75% 6/1/2024		2,550	2,471
Oncor Electric Delivery Company, LLC 0.55% 10/1/2025		24,275	21,679
Oncor Electric Delivery Company, LLC 2.75% 5/15/2030		475	413
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032		320	309
Pacific Gas and Electric Co. 3.25% 6/15/2023		13,737	13,630
Pacific Gas and Electric Co. 1.70% 11/15/2023		7,070	6,865
Pacific Gas and Electric Co. 3.85% 11/15/2023		4,151	4,105
Pacific Gas and Electric Co. 3.75% 2/15/2024		933	912
Pacific Gas and Electric Co. 3.50% 6/15/2025		10,456	9,919
Pacific Gas and Electric Co. 3.30% 3/15/2027		23,393	21,359
Pacific Gas and Electric Co. 5.45% 6/15/2027		1,228	1,200
Pacific Gas and Electric Co. 2.10% 8/1/2027		26,970	22,992
Pacific Gas and Electric Co. 3.30% 12/1/2027		11,978	10,688
Pacific Gas and Electric Co. 3.00% 6/15/2028		1,850	1,616
Pacific Gas and Electric Co. 4.55% 7/1/2030		2,000	1,808
Pacific Gas and Electric Co. 2.50% 2/1/2031		33,374	26,041
Pacific Gas and Electric Co. 3.25% 6/1/2031		7,300	5,962
Progress Energy, Inc. 7.00% 10/30/2031		840	907
Public Service Company of Colorado 3.70% 6/15/2028		2,794	2,641
Public Service Company of Colorado 1.875% 6/15/2031		7,000	5,546
Public Service Electric and Gas Co. 3.00% 5/15/2025		3,734	3,558
Public Service Electric and Gas Co. 0.95% 3/15/2026		5,000	4,430
Public Service Electric and Gas Co. 3.70% 5/1/2028		140	132
Public Service Electric and Gas Co. 3.10% 3/15/2032		925	806
Public Service Enterprise Group, Inc. 2.25% 9/15/2026		7,177	6,530
Southern California Edison Co. 1.10% 4/1/2024		35,535	33,859
Southern California Edison Co. 1.20% 2/1/2026		20,000	17,739

Intermediate Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southern California Edison Co. 4.70% 6/1/2027	USD	25,369	$24,969
Southern California Edison Co. 5.85% 11/1/2027		5,093	5,216
Southern California Edison Co. 3.65% 3/1/2028		1,234	1,154
Southern California Edison Co. 2.85% 8/1/2029		21,725	18,768
Southern California Edison Co. 2.25% 6/1/2030		1,565	1,288
Southern California Edison Co. 2.50% 6/1/2031		6,563	5,398
Southern California Edison Co. 2.75% 2/1/2032		8,972	7,434
Southern California Gas Company 2.55% 2/1/2030		4,500	3,815
Southwestern Electric Power Co. 1.65% 3/15/2026		13,068	11,694
Virginia Electric and Power Co. 2.95% 11/15/2026		11,937	11,026
Virginia Electric and Power Co. 2.875% 7/15/2029		6,800	5,960
Virginia Electric and Power Co. 2.40% 3/30/2032		499	404
WEC Energy Group, Inc. 0.55% 9/15/2023		20,000	19,480
WEC Energy Group, Inc. 5.15% 10/1/2027		16,650	16,575
WEC Energy Group, Inc. 2.20% 12/15/2028		16,325	13,862
Wisconsin Electric Power Co. 1.70% 6/15/2028		1,800	1,531
Wisconsin Power and Light Co. 1.95% 9/16/2031		100	78
Xcel Energy, Inc. 3.35% 12/1/2026		11,763	10,993
Xcel Energy, Inc. 1.75% 3/15/2027		6,818	5,988
Xcel Energy, Inc. 2.60% 12/1/2029		5,542	4,692
Xcel Energy, Inc. 2.35% 11/15/2031		2,858	2,279
			806,619

Health care 2.55%
AbbVie, Inc. 2.60% 11/21/2024		15,428	14,717
AbbVie, Inc. 3.80% 3/15/2025		22,690	22,018
AbbVie, Inc. 2.95% 11/21/2026		1,609	1,485
AbbVie, Inc. 3.20% 11/21/2029		4,575	4,048
AmerisourceBergen Corp. 0.737% 3/15/2023		690	689
AmerisourceBergen Corp. 2.70% 3/15/2031		500	416
Amgen, Inc. 5.25% 3/2/2025		20,000	19,959
Amgen, Inc. 5.507% 3/2/2026		11,000	10,979
Amgen, Inc. 5.15% 3/2/2028		18,658	18,590
Amgen, Inc. 3.00% 2/22/2029		16,721	14,886
Amgen, Inc. 4.05% 8/18/2029		48,677	45,407
Amgen, Inc. 5.25% 3/2/2030		20,869	20,775
Amgen, Inc. 2.00% 1/15/2032		634	491
Amgen, Inc. 5.25% 3/2/2033		373	371
Anthem, Inc. 2.375% 1/15/2025		33,250	31,492
Anthem, Inc. 4.10% 5/15/2032		9,244	8,493
AstraZeneca Finance, LLC 0.70% 5/28/2024		1,300	1,230
AstraZeneca Finance, LLC 1.20% 5/28/2026		35,256	31,241
AstraZeneca Finance, LLC 4.875% 3/3/2028		650	649
AstraZeneca Finance, LLC 1.75% 5/28/2028		5,612	4,810
AstraZeneca PLC 3.50% 8/17/2023		15,420	15,287
AstraZeneca PLC 0.70% 4/8/2026		17,903	15,708
Baxter International, Inc. 1.322% 11/29/2024		1,250	1,165
Baxter International, Inc. 1.915% 2/1/2027		1,000	872
Baxter International, Inc. 2.272% 12/1/2028		750	629
Boston Scientific Corp. 3.45% 3/1/2024		7,820	7,677
Boston Scientific Corp. 1.90% 6/1/2025		4,880	4,537
Centene Corp. 2.45% 7/15/2028		6,905	5,805
Centene Corp. 2.50% 3/1/2031		8,370	6,533
Centene Corp. 2.625% 8/1/2031		3,290	2,567
Cigna Corp. 4.125% 11/15/2025		35	34
Cigna Corp. 1.25% 3/15/2026		29,087	25,868
CVS Health Corp. 3.625% 4/1/2027		5,440	5,119
CVS Health Corp. 1.30% 8/21/2027		20,000	16,862
CVS Health Corp. 3.25% 8/15/2029		1,705	1,507
CVS Health Corp. 5.125% 2/21/2030		10,500	10,314
CVS Health Corp. 1.875% 2/28/2031		3,295	2,561
CVS Health Corp. 5.25% 2/21/2033		251	247
Elevance Health, Inc. 4.90% 2/8/2026		6,009	5,938
Elevance Health, Inc. 4.75% 2/15/2033		3,001	2,885
Eli Lilly and Company 2.75% 6/1/2025		3,857	3,667
Eli Lilly and Company 5.00% 2/27/2026		13,845	13,810
Eli Lilly and Company 3.375% 3/15/2029		206	191

22	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Eli Lilly and Company 4.70% 2/27/2033	USD	8,215	$8,175
EMD Finance, LLC 3.25% 3/19/2025[5]		32,412	31,040
GE Healthcare Holding, LLC 5.65% 11/15/2027[5]		20,500	20,787
GE Healthcare Holding, LLC 5.857% 3/15/2030[5]		500	511
GlaxoSmithKline PLC 3.625% 5/15/2025		5,650	5,485
HCA, Inc. 3.125% 3/15/2027[5]		20,875	19,006
HCA, Inc. 3.375% 3/15/2029[5]		3,459	3,034
HCA, Inc. 2.375% 7/15/2031		3,023	2,356
Humana, Inc. 3.70% 3/23/2029		4,547	4,128
Johnson & Johnson 0.95% 9/1/2027		1,502	1,286
Laboratory Corporation of America Holdings 1.55% 6/1/2026		874	775
Merck & Co., Inc. 2.80% 5/18/2023		1,800	1,791
Merck & Co., Inc. 2.90% 3/7/2024		11,284	11,027
Merck & Co., Inc. 2.75% 2/10/2025		1,083	1,039
Novartis Capital Corp. 2.00% 2/14/2027		715	648
Pfizer, Inc. 2.95% 3/15/2024		225	220
Roche Holdings, Inc. 2.314% 3/10/2027[5]		1,000	908
Roche Holdings, Inc. 1.93% 12/13/2028[5]		1,200	1,029
Roche Holdings, Inc. 2.076% 12/13/2031[5]		800	649
Shire PLC 2.875% 9/23/2023		5,685	5,602
Takeda Pharmaceutical Company, Ltd. 4.40% 11/26/2023		9,600	9,509
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027		600	600
Thermo Fisher Scientific, Inc. 1.75% 10/15/2028		2,703	2,281
UnitedHealth Group, Inc. 2.375% 8/15/2024		8,045	7,726
UnitedHealth Group, Inc. 5.15% 10/15/2025		11,610	11,636
UnitedHealth Group, Inc. 1.15% 5/15/2026		26,607	23,599
UnitedHealth Group, Inc. 3.70% 5/15/2027		655	625
UnitedHealth Group, Inc. 5.25% 2/15/2028		700	710
UnitedHealth Group, Inc. 4.00% 5/15/2029		15,625	14,822
UnitedHealth Group, Inc. 2.00% 5/15/2030		15,760	12,933
UnitedHealth Group, Inc. 4.20% 5/15/2032		3,066	2,888
Zoetis, Inc. 5.40% 11/14/2025		26,775	26,947
Zoetis, Inc. 5.60% 11/16/2032		150	155
			636,456

Communication services 1.43%
AT&T, Inc. 1.70% 3/25/2026		52,567	47,251
AT&T, Inc. 2.30% 6/1/2027		33,074	29,484
AT&T, Inc. 1.65% 2/1/2028		10,000	8,501
AT&T, Inc. 4.35% 3/1/2029		3,353	3,181
AT&T, Inc. 2.75% 6/1/2031		3,250	2,687
AT&T, Inc. 2.25% 2/1/2032		2,445	1,910
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2/1/2024		42,050	41,540
CCO Holdings, LLC and CCO Holdings Capital Corp. 2.80% 4/1/2031		15,166	11,897
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.40% 4/1/2033		10,000	8,559
Charter Communications Operating, LLC 2.30% 2/1/2032		1,631	1,201
Comcast Corp. 2.65% 2/1/2030		1,476	1,272
Meta Platforms, Inc. 3.85% 8/15/2032		350	315
Netflix, Inc. 4.875% 4/15/2028		13,635	13,231
Netflix, Inc. 5.875% 11/15/2028		11,109	11,276
Netflix, Inc. 6.375% 5/15/2029		325	338
Netflix, Inc. 5.375% 11/15/2029[5]		3,880	3,823
Netflix, Inc. 4.875% 6/15/2030[5]		2,295	2,205
SBA Tower Trust 1.631% 11/15/2026[5]		13,740	11,748
Take-Two Interactive Software, Inc. 3.30% 3/28/2024		10,735	10,490
T-Mobile US, Inc. 3.50% 4/15/2025		19,675	18,850
T-Mobile US, Inc. 1.50% 2/15/2026		7,500	6,717
T-Mobile US, Inc. 3.75% 4/15/2027		29,000	27,275
T-Mobile US, Inc. 2.05% 2/15/2028		950	816
T-Mobile US, Inc. 4.95% 3/15/2028		317	311
T-Mobile US, Inc. 3.875% 4/15/2030		3,534	3,206
T-Mobile US, Inc. 2.55% 2/15/2031		2,501	2,042
T-Mobile US, Inc. 2.875% 2/15/2031		500	415
Verizon Communications, Inc. 1.68% 10/30/2030		12,881	9,974
Verizon Communications, Inc. 1.75% 1/20/2031		27,538	21,266
Verizon Communications, Inc. 2.55% 3/21/2031		28,925	23,673
Verizon Communications, Inc. 2.355% 3/15/2032		690	543

Intermediate Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
WarnerMedia Holdings, Inc. 3.638% 3/15/2025[5]	USD	7,458	$7,116
WarnerMedia Holdings, Inc. 3.755% 3/15/2027[5]		24,123	22,139
WarnerMedia Holdings, Inc. 4.054% 3/15/2029[5]		233	209
WarnerMedia Holdings, Inc. 4.279% 3/15/2032[5]		291	251
			355,712

Consumer discretionary 1.28%
Amazon.com, Inc. 0.45% 5/12/2024		1,325	1,254
Amazon.com, Inc. 4.70% 11/29/2024		30,000	29,845
Amazon.com, Inc. 4.60% 12/1/2025		850	844
Amazon.com, Inc. 1.00% 5/12/2026		1,000	886
Amazon.com, Inc. 3.30% 4/13/2027		875	827
Amazon.com, Inc. 1.20% 6/3/2027		625	540
Amazon.com, Inc. 1.65% 5/12/2028		650	558
American Honda Finance Corp. 0.55% 7/12/2024		13,727	12,873
American Honda Finance Corp. 1.20% 7/8/2025		15,273	13,931
American Honda Finance Corp. 1.00% 9/10/2025		13,000	11,740
American Honda Finance Corp. 1.30% 9/9/2026		7,960	6,994
American Honda Finance Corp. 2.00% 3/24/2028		725	627
Bayerische Motoren Werke AG 3.15% 4/18/2024[5]		13,171	12,869
Bayerische Motoren Werke AG 1.25% 8/12/2026[5]		925	813
Bayerische Motoren Werke AG 2.55% 4/1/2031[5]		14,910	12,482
Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[5]		600	581
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[5]		650	608
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[5]		4,569	4,542
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[5]		10,000	9,597
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[5]		3,343	3,307
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[5]		8,975	7,944
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]		2,625	2,468
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]		7,025	5,957
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[5]		375	301
DaimlerChrysler North America Holding Corp. 0.75% 3/1/2024[5]		1,350	1,290
DaimlerChrysler North America Holding Corp. 1.45% 3/2/2026[5]		10,550	9,471
General Motors Financial Co. 1.05% 3/8/2024		3,425	3,272
General Motors Financial Co. 2.40% 4/10/2028		600	512
General Motors Financial Co. 2.70% 6/10/2031		300	235
Home Depot, Inc. 2.50% 4/15/2027		750	686
Home Depot, Inc. 1.50% 9/15/2028		1,102	931
Hyundai Capital America 0.80% 4/3/2023[5]		50,800	50,598
Hyundai Capital America 1.80% 10/15/2025[5]		7,423	6,730
Hyundai Capital America 1.30% 1/8/2026[5]		885	784
Hyundai Capital America 1.50% 6/15/2026[5]		20,850	18,273
Hyundai Capital America 2.375% 10/15/2027[5]		745	651
Hyundai Capital America 2.00% 6/15/2028[5]		575	479
Marriott International, Inc. 5.00% 10/15/2027		10,570	10,453
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]		7,400	7,434
Mercedes-Benz Finance North America, LLC 5.25% 11/29/2027[5]		5,300	5,330
Stellantis Finance US, Inc. 1.711% 1/29/2027[5]		5,925	5,143
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]		5,000	5,026
Toyota Motor Credit Corp. 3.35% 1/8/2024		10,010	9,854
Toyota Motor Credit Corp. 0.45% 1/11/2024		1,500	1,440
Toyota Motor Credit Corp. 2.90% 4/17/2024		5,064	4,935
Toyota Motor Credit Corp. 0.80% 1/9/2026		5,152	4,593
Toyota Motor Credit Corp. 1.125% 6/18/2026		1,770	1,563
Toyota Motor Credit Corp. 1.90% 1/13/2027		3,075	2,749
Toyota Motor Credit Corp. 1.90% 4/6/2028		9,400	8,173
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[5]		9,500	9,410
Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[5]		6,176	5,919
			318,322

Consumer staples 1.22%
7-Eleven, Inc. 0.80% 2/10/2024[5]		1,180	1,127
7-Eleven, Inc. 0.95% 2/10/2026[5]		12,127	10,689
7-Eleven, Inc. 1.30% 2/10/2028[5]		7,379	6,126
7-Eleven, Inc. 1.80% 2/10/2031[5]		20,977	16,115
Altria Group, Inc. 2.35% 5/6/2025		4,676	4,385
Altria Group, Inc. 4.40% 2/14/2026		8,708	8,527

24	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Altria Group, Inc. 3.40% 5/6/2030	USD	687	$593
Altria Group, Inc. 2.45% 2/4/2032		25,444	19,223
Anheuser-Busch InBev NV 4.75% 1/23/2029		11,000	10,820
British American Tobacco PLC 2.789% 9/6/2024		35,000	33,563
British American Tobacco PLC 3.215% 9/6/2026		25,000	23,073
British American Tobacco PLC 4.448% 3/16/2028		500	468
Coca-Cola Company 1.00% 3/15/2028		20,250	16,959
Conagra Brands, Inc. 4.30% 5/1/2024		2,660	2,624
Conagra Brands, Inc. 1.375% 11/1/2027		17,415	14,506
Constellation Brands, Inc. 3.60% 5/9/2024		800	784
Constellation Brands, Inc. 5.00% 2/2/2026		1,000	992
Constellation Brands, Inc. 4.35% 5/9/2027		10,515	10,168
Constellation Brands, Inc. 4.75% 5/9/2032		122	116
Imperial Tobacco Finance PLC 6.125% 7/27/2027[5]		1,810	1,826
Keurig Dr Pepper, Inc. 4.417% 5/25/2025		597	586
Nestlé Holdings, Inc. 3.35% 9/24/2023[5]		2,000	1,979
Nestlé Holdings, Inc. 0.625% 1/15/2026[5]		10,000	8,864
Nestlé Holdings, Inc. 1.15% 1/14/2027[5]		19,395	16,933
Nestlé Holdings, Inc. 1.00% 9/15/2027[5]		700	595
PepsiCo, Inc. 1.625% 5/1/2030		2,236	1,818
PepsiCo, Inc. 1.95% 10/21/2031		11,471	9,246
Philip Morris International, Inc. 1.50% 5/1/2025		12,728	11,780
Philip Morris International, Inc. 5.00% 11/17/2025		8,800	8,752
Philip Morris International, Inc. 5.125% 11/17/2027		23,954	23,857
Philip Morris International, Inc. 4.875% 2/15/2028		11,000	10,774
Philip Morris International, Inc. 5.625% 11/17/2029		2,320	2,352
Philip Morris International, Inc. 5.75% 11/17/2032		281	284
Philip Morris International, Inc. 5.375% 2/15/2033		300	295
Procter & Gamble Company 0.55% 10/29/2025		2,020	1,811
Procter & Gamble Company 4.10% 1/26/2026		10,000	9,854
Procter & Gamble Company 1.00% 4/23/2026		3,286	2,928
Procter & Gamble Company 3.95% 1/26/2028		7,500	7,324
Procter & Gamble Company 1.20% 10/29/2030		1,000	789
Unilever Capital Corp. 2.60% 5/5/2024		1,200	1,164
			304,669

Industrials 0.92%
Boeing Company 4.508% 5/1/2023		4,000	3,994
Boeing Company 1.95% 2/1/2024		25,000	24,151
Boeing Company 4.875% 5/1/2025		2,500	2,466
Boeing Company 2.75% 2/1/2026		20,292	18,816
Boeing Company 2.196% 2/4/2026		22,066	20,049
Boeing Company 3.25% 2/1/2028		10,621	9,623
Boeing Company 5.15% 5/1/2030		4,981	4,823
Boeing Company 3.625% 2/1/2031		430	377
Canadian Pacific Railway, Ltd. 1.75% 12/2/2026		10,248	9,079
Canadian Pacific Railway, Ltd. 2.45% 12/2/2031		4,149	3,458
Emerson Electric Co. 1.80% 10/15/2027		6,753	5,895
General Dynamics Corp. 1.15% 6/1/2026		21,150	18,731
General Dynamics Corp. 2.25% 6/1/2031		273	227
Honeywell International, Inc. 2.30% 8/15/2024		24,100	23,132
L3Harris Technologies, Inc. 1.80% 1/15/2031		275	215
Lockheed Martin Corp. 4.95% 10/15/2025		11,100	11,123
Lockheed Martin Corp. 5.10% 11/15/2027		8,960	9,084
Lockheed Martin Corp. 5.25% 1/15/2033		348	357
Masco Corp. 1.50% 2/15/2028		4,158	3,441
Norfolk Southern Corp. 4.45% 3/1/2033		1,899	1,785
Northrop Grumman Corp. 4.70% 3/15/2033		8,652	8,349
Otis Worldwide Corp. 2.293% 4/5/2027		2,000	1,798
Raytheon Technologies Corp. 5.00% 2/27/2026		4,046	4,041
Raytheon Technologies Corp. 1.90% 9/1/2031		788	617
Raytheon Technologies Corp. 2.375% 3/15/2032		425	343
Raytheon Technologies Corp. 5.15% 2/27/2033		9,788	9,744
Siemens AG 0.40% 3/11/2023[5]		2,011	2,008
Siemens AG 0.65% 3/11/2024[5]		1,363	1,297
Siemens AG 1.20% 3/11/2026[5]		5,147	4,586
Siemens AG 1.70% 3/11/2028[5]		625	538

Intermediate Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Union Pacific Corp. 3.50% 6/8/2023	USD	1,685	$1,677
Union Pacific Corp. 3.15% 3/1/2024		9,803	9,602
Union Pacific Corp. 4.75% 2/21/2026		10,000	9,959
Union Pacific Corp. 2.15% 2/5/2027		1,500	1,357
Union Pacific Corp. 2.375% 5/20/2031		382	317
Union Pacific Corp. 2.80% 2/14/2032		537	454
United Technologies Corp. 3.65% 8/16/2023		178	177
Waste Management, Inc. 4.625% 2/15/2030		400	389
			228,079

Information technology 0.76%
Analog Devices, Inc. 1.70% 10/1/2028		2,731	2,304
Analog Devices, Inc. 2.10% 10/1/2031		182	147
Apple, Inc. 1.80% 9/11/2024		2,200	2,097
Apple, Inc. 0.55% 8/20/2025		1,775	1,601
Apple, Inc. 3.25% 8/8/2029		10,535	9,696
Apple, Inc. 3.35% 8/8/2032		10,400	9,383
Broadcom Corp. 3.875% 1/15/2027		7,500	7,077
Broadcom, Inc. 3.15% 11/15/2025		15,000	14,132
Broadcom, Inc. 1.95% 2/15/2028[5]		5,558	4,713
Broadcom, Inc. 4.00% 4/15/2029[5]		181	164
Fidelity National Information Services, Inc. 1.15% 3/1/2026		9,760	8,564
Fiserv, Inc. 3.20% 7/1/2026		49,500	46,206
Fiserv, Inc. 2.65% 6/1/2030		258	216
Global Payments, Inc. 2.90% 5/15/2030		1,344	1,107
Intel Corp. 4.875% 2/10/2026		10,000	9,906
Intel Corp. 4.875% 2/10/2028		5,668	5,587
Intel Corp. 5.125% 2/10/2030		14,400	14,233
Intel Corp. 5.20% 2/10/2033		181	178
Intuit, Inc. 0.95% 7/15/2025		1,455	1,321
Intuit, Inc. 1.35% 7/15/2027		1,325	1,149
Microsoft Corp. 2.40% 8/8/2026		1,377	1,278
Oracle Corp. 1.65% 3/25/2026		32,540	29,097
Oracle Corp. 2.30% 3/25/2028		10,098	8,768
salesforce.com, inc. 1.50% 7/15/2028		8,025	6,811
salesforce.com, inc. 1.95% 7/15/2031		150	120
VeriSign, Inc. 2.70% 6/15/2031		3,333	2,693
Visa, Inc. 0.75% 8/15/2027		500	425
			188,973

Real estate 0.75%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026		3,875	3,713
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029		2,285	1,934
American Tower Corp. 1.45% 9/15/2026		4,028	3,504
American Tower Corp. 3.65% 3/15/2027		162	151
American Tower Corp. 5.50% 3/15/2028		650	648
American Tower Corp. 5.65% 3/15/2033		375	373
Corporate Office Properties, LP 2.25% 3/15/2026		3,253	2,904
Corporate Office Properties, LP 2.00% 1/15/2029		4,494	3,464
Corporate Office Properties, LP 2.75% 4/15/2031		1,289	972
Crown Castle, Inc. 5.00% 1/11/2028		10,047	9,900
Equinix, Inc. 2.625% 11/18/2024		30,443	28,998
Equinix, Inc. 1.25% 7/15/2025		14,633	13,244
Equinix, Inc. 1.45% 5/15/2026		15,578	13,751
Equinix, Inc. 1.80% 7/15/2027		6,163	5,291
Equinix, Inc. 1.55% 3/15/2028		4,910	4,087
Equinix, Inc. 2.00% 5/15/2028		13,563	11,468
Equinix, Inc. 2.15% 7/15/2030		7,462	5,966
Equinix, Inc. 2.50% 5/15/2031		337	270
Extra Space Storage, Inc. 2.35% 3/15/2032		79	61
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028		7,745	6,411
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		228	171
Public Storage 1.85% 5/1/2028		8,341	7,166
Public Storage 1.95% 11/9/2028		3,041	2,584
Scentre Group 3.25% 10/28/2025[5]		1,360	1,272
Sun Communities Operating, LP 2.30% 11/1/2028		8,627	7,300
Sun Communities Operating, LP 2.70% 7/15/2031		353	282

26	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Sun Communities Operating, LP 4.20% 4/15/2032	USD	360	$320
VICI Properties, LP 4.375% 5/15/2025		10,073	9,703
VICI Properties, LP 4.75% 2/15/2028		38,841	36,675
VICI Properties, LP 4.95% 2/15/2030		600	561
WEA Finance, LLC 3.75% 9/17/2024[5]		3,790	3,616
			186,760

Energy 0.40%
Baker Hughes Holdings, LLC 2.061% 12/15/2026		3,307	2,957
BP Capital Markets America, Inc. 2.721% 1/12/2032		8,700	7,294
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		1,840	1,700
Chevron Corp. 1.554% 5/11/2025		10,000	9,286
Chevron Corp. 1.995% 5/11/2027		7,111	6,373
Chevron USA, Inc. 0.687% 8/12/2025		3,543	3,198
Chevron USA, Inc. 1.018% 8/12/2027		2,992	2,556
Continental Resources, Inc. 2.875% 4/1/2032[5]		163	123
Enterprise Products Operating, LLC 5.05% 1/10/2026		20,880	20,845
Enterprise Products Operating, LLC 5.35% 1/31/2033		231	231
EQT Corp. 5.70% 4/1/2028		214	211
Exxon Mobil Corp. 2.019% 8/16/2024		7,299	6,980
Exxon Mobil Corp. 2.992% 3/19/2025		5,000	4,802
Exxon Mobil Corp. 2.61% 10/15/2030		5,550	4,822
Kinder Morgan, Inc. 5.20% 6/1/2033		2,336	2,226
ONEOK, Inc. 5.85% 1/15/2026		3,753	3,784
Pioneer Natural Resources Company 1.125% 1/15/2026		12,333	10,987
Qatar Energy 1.375% 9/12/2026[5]		1,700	1,509
Saudi Arabian Oil Co. 1.625% 11/24/2025[5]		1,920	1,752
Shell International Finance BV 2.00% 11/7/2024		3,200	3,042
Total Capital International 2.434% 1/10/2025		6,245	5,970
			100,648

Materials 0.38%
Anglo American Capital PLC 5.375% 4/1/2025[5]		10,000	9,968
ArcelorMittal 3.60% 7/16/2024		2,058	1,999
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		13,500	13,342
Celanese US Holdings, LLC 6.05% 3/15/2025		3,000	2,990
Celanese US Holdings, LLC 6.165% 7/15/2027		3,000	2,980
Celanese US Holdings, LLC 6.33% 7/15/2029		2,500	2,454
Dow Chemical Co. 2.10% 11/15/2030		7,000	5,657
Glencore Funding, LLC 1.625% 4/27/2026[5]		21,000	18,649
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[5]		5,062	4,241
Linde, Inc. 4.70% 12/5/2025		10,860	10,828
LYB International Finance III, LLC 1.25% 10/1/2025		1,227	1,099
LYB International Finance III, LLC 2.25% 10/1/2030		1,192	954
Nutrien, Ltd. 5.90% 11/7/2024		716	720
Nutrien, Ltd. 5.95% 11/7/2025		12,790	12,961
Praxair, Inc. 1.10% 8/10/2030		4,191	3,243
Sherwin-Williams Company 2.20% 3/15/2032		475	371
Vale Overseas, Ltd. 3.75% 7/8/2030		2,291	1,994
			94,450

Total corporate bonds, notes & loans			4,830,127

Asset-backed obligations 11.99%
522 Funding CLO, Ltd., Series 18-2, Class A, (3-month USD-LIBOR + 1.04%) 5.848% 4/20/2031[1,3,5]		1,100	1,084
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD-LIBOR + 1.04%) 5.848% 10/20/2031[1,3,5]		1,000	987
ABPCI Direct Lending Fund CLO, Ltd., Series 2020-9, Class A1R, (3-month USD-LIBOR + 1.40%) 6.215% 11/18/2031[1,3,5]		1,000	987
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[1,5]		2,508	2,512
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[1,5]		28,642	27,461
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,5]		7,289	6,987
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,5]		4,990	4,969
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.973% 4/21/2031[1,3,5]		10,836	10,786

Intermediate Bond Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 5.742% 1/15/2030[1,3,5]	USD	19,912	$19,780
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 5.742% 10/16/2030[1,3,5]		17,752	17,467
ALM Loan Funding, Series 2020-1A, Class A2, (3-month USD-LIBOR + 1.85%) 6.642% 10/15/2029[1,3,5]		12,500	12,397
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[1,5]		11,448	11,485
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[1,5]		709	703
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[1,5]		3,921	3,864
American Express Credit Account Master Trust, Series 2018-5, Class A, 4.928% 12/15/2025[1,3]		1,060	1,060
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 4.968% 4/15/2026[1,3]		49,425	49,428
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[1]		140	136
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[1,5]		18,601	18,075
American Homes 4 Rent, Series 2015-SFR1, Class A, 3.467% 4/17/2052[1,5]		1,707	1,628
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,5]		19,037	18,301
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,5]		6,605	6,381
American Money Management Corp., Series 2017-21, Class C, (3-month USD-LIBOR + 2.10%) 6.914% 11/2/2030[1,3,5]		1,300	1,255
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 12/18/2024[1]		99	98
Anchorage Capital CLO, Ltd., Series 2014-4R, Class A, (3-month USD-LIBOR + 1.05%) 5.852% 1/28/2031[1,3,5]		245	243
Apidos CLO, Series 2017-27, Class A1R, (3-month USD-LIBOR + 0.93%) 5.722% 7/17/2030[1,3,5]		1,120	1,111
Apidos CLO, Series 2013-12, Class AR, (3-month USD-LIBOR + 1.08%) 5.872% 4/15/2031[1,3,5]		1,500	1,489
Apidos CLO, Series 2013-15, Class A1RR (3-month USD-LIBOR + 1.01%) 5.818% 4/20/2031[1,3,5]		1,200	1,190
Apidos CLO, Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 10.356% 1/20/2036[1,3,5]		750	744
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 5.735% 1/22/2028[1,3,5]		25,735	25,566
Avis Budget Rental Car Funding (AESOP), LLC, Series 2017-2A, Class A, 2.97% 3/20/2024[1,5]		1,726	1,724
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[1,5]		3,231	3,211
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[1,5]		34,000	33,493
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[1,5]		24,180	23,429
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,5]		15,377	14,295
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,5]		6,742	6,105
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,5]		692	634
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,5]		14,587	14,820
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[1,5]		16,901	16,759
Bain Capital Credit CLO, Ltd., Series 2017-2, Class AR2, (3-month USD-LIBOR + 1.18%) 5.998% 7/25/2034[1,3,5]		2,000	1,974
Balboa Bay Loan Funding, Ltd., Series 2023-1, Class A, (3-month USD CME Term SOFR + 1.90%) 6.711% 4/20/2035[1,3,5]		2,000	2,000
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.915% 11/20/2030[1,3,5]		43,269	42,943
Ballyrock CLO, Ltd., Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 6.971% 4/25/2036[1,3,5]		1,143	1,143
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,5]		596	583

28	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,5]	USD	7,000	$6,569
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,5]		5,532	5,146
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]		4,506	4,286
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,5]		8,252	7,832
Battalion CLO, Ltd., Series 2018-12, Class A2R, (1-month USD-LIBOR + 1.45%) 6.327% 5/17/2031[1,3,5]		2,300	2,277
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD-LIBOR + 1.10%) 5.908% 1/20/2031[1,3,5]		750	745
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD LIBOR + 1.60%) 6.402% 4/30/2031[1,3,5]		800	785
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,5]		2,505	2,124
BlueMountain CLO, Ltd., Series 2015-3, Class CR, (3-month USD LIBOR + 2.60%) 7.408% 4/20/2031[1,3,5]		250	213
BlueMountain CLO, Ltd., Series 2018-22, Class C, (3-month USD LIBOR + 1.95%) 6.742% 7/15/2031[1,3,5]		2,300	2,166
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[1]		6,080	6,076
Capital One Multi-Asset Execution Trust, Series 2018-2, Class A2, (1-month USD-LIBOR + 0.35%) 4.938% 3/16/2026[1,3]		48,059	48,127
Carlyle Global Market Strategies, CLO, Series 2013-1, Class A1RR, (3-month USD-LIBOR + 0.95%) 5.819% 8/14/2030[1,3,5]		624	619
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD-LIBOR + 1.03%) 5.832% 4/30/2031[1,3,5]		500	496
Carlyle Global Market Strategies, CLO, Series 2014-5, Class A1RR, (3-month USD-LIBOR + 1.14%) 5.932% 7/15/2031[1,3,5]		799	794
Carlyle Global Market Strategies, CLO, Series 2014-3R, Class A1A, (3-month USD-LIBOR + 1.05%) 5.865% 7/27/2031[1,3,5]		3,045	3,022
CarMax Auto Owner Trust, Series 2022-4, Class A2A, 5.34% 12/15/2025[1]		6,151	6,151
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[1]		5,467	5,453
Carval CLO, Ltd., Series 2021-2, Class A, (3-month USD-LIBOR + 1.20%) 5.992% 10/15/2034[1,3,5]		250	247
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]		519	500
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]		12,564	10,658
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]		3,539	3,188
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 5.785% 7/27/2030[1,3,5]		50,264	49,686
Cerberus Loan Funding, LP, CLO, Series 2019-1A, Class AR, (3-month USD-LIBOR + 1.50%) 6.292% 4/15/2031[1,3,5]		2,000	1,966
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 7.235% 10/15/2034[1,3,5]		4,000	4,007
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 7.29% 3/22/2035[1,3,5]		2,000	2,002
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]		54,761	49,084
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]		10,438	8,794
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]		37,860	32,925
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,5]		47,054	46,291
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,5]		11,434	11,238
CIFC Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 6.515% 4/23/2029[1,3,5]		3,500	3,486
CIFC Funding, Ltd., CLO, Series 2017-5, Class A1, (3-month USD-LIBOR + 1.18%) 5.972% 11/16/2030[1,3,5]		758	754
CIFC Funding, Ltd., CLO, Series 2015-1, Class ARR, (3-month USD-LIBOR + 1.11%) 5.925% 1/22/2031[1,3,5]		250	249
CIFC Funding, Ltd., CLO, Series 2018-3A, Class A, (3-month USD-LIBOR + 1.10%) 5.895% 7/18/2031[1,3,5]		2,300	2,282
Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 4.912% 6/9/2025[1,3]		25,270	25,272
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 5.213% 4/22/2026[1,3]		14,879	14,913
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,5]		3,679	3,200
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,5]		8,462	7,375
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,5]		2,269	1,991
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,5]		4,214	3,626

Intermediate Bond Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD-LIBOR + 2.55%) 7.342% 10/15/2029[1,3,5]	USD	400	$389
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[1,5]		10,742	10,820
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[1,5]		540	538
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,5]		6,063	5,970
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,5]		4,591	4,554
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[1,5]		10,986	11,008
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,5]		6,529	6,450
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[1,5]		5,112	5,072
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 7/16/2029[1,5]		5,473	5,436
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 9/17/2029[1,5]		8,350	8,179
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,5]		11,000	10,600
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD-LIBOR + 2.35%) 7.142% 10/15/2031[1,3,5]		1,000	967
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 4.978% 3/15/2026[1,3]		49,403	49,411
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[1]		9,160	8,981
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 8/17/2026[1]		4,036	4,007
DriveTime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 9/15/2025[1,5]		675	672
DriveTime Auto Owner Trust, Series 2020-1, Class C, 2.29% 11/17/2025[1,5]		3,413	3,404
DriveTime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 3/16/2026[1,5]		1,743	1,727
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[1,5]		984	960
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[1,5]		3,436	3,391
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[1,5]		11,765	11,788
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[1,5]		13,458	13,435
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[1,5]		10,000	9,745
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,5]		7,442	7,340
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 5.772% 4/15/2028[1,3,5]		52,321	52,013
Dryden Senior Loan Fund, CLO, Series 2013-28, Class A1LR, (3-month USD-LIBOR + 1.20%) 6.064% 8/15/2030[1,3,5]		2,122	2,107
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD-LIBOR + 1.01%) 5.874% 5/15/2031[1,3,5]		1,250	1,240
Dryden Senior Loan Fund, CLO, Series 2019-72, Class CR, (3-month USD-LIBOR + 1.85%) 6.714% 5/15/2032[1,3,5]		2,086	2,006
Eaton Vance CDO, Ltd., CLO, Series 2019-1, Class AR, (3-month USD-LIBOR + 1.10%) 5.892% 4/15/2031[1,3,5]		415	409
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]		2,716	2,332
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[1,5]		13,362	13,035
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,5]		4,662	4,581
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,5]		18,396	18,497
Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 8/15/2024[1]		2,756	2,753
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 5/15/2025[1,5]		1,301	1,298
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[1]		8,246	8,255
Exeter Automobile Receivables Trust, Series 2021-4A, Class A3, 0.68% 7/15/2025[1]		1,351	1,349
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[1]		6,602	6,607
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,5]		2,525	2,506
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[1]		1,219	1,220
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[1]		1,200	1,162
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]		13,665	13,453
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[1]		8,628	8,623
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]		5,806	5,827
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]		2,286	2,281
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 3/16/2026[1,5]		526	522
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]		20,319	18,136
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567% 10/19/2037[1,5]		2,090	1,870
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968% 10/19/2037[1,5]		200	179
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,5]		4,111	3,642
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[1,5]		23,560	23,678
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19% 6/15/2025[1]		3,721	3,716
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,5]		1,710	1,644
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,5]		8,524	7,997
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,5]		6,591	5,854
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,5]		12,653	12,535
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 7.003% 4/23/2036[1,3,5]		2,000	2,000

30	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 7.753% 4/23/2036[1,3,5]	USD	984	$984
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD-LIBOR + 0.97%) 5.762% 10/15/2030[1,3,5]		1,973	1,959
Galaxy CLO, Ltd., Series 2015-21, Class AR, (3-month USD-LIBOR + 1.02%) 5.828% 4/20/2031[1,3,5]		1,500	1,488
Galaxy CLO, Ltd., Series 2015-21, Class BR, (3-month USD-LIBOR + 1.35%) 6.158% 4/20/2031[1,3,5]		530	520
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,5]		9,283	8,229
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,5]		1,273	1,141
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]		7,334	6,293
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,5]		5,145	4,825
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,5]		12,810	11,478
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,5]		14,354	12,801
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,5]		35,205	30,528
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,5]		15,689	13,671
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[1]		8,002	8,007
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 12/16/2024[1]		424	419
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[1]		3,750	3,746
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,5]		6,487	6,713
GoldenTree Loan Management US CLO, Ltd., Series 2017-2, Class AR, (3-month USD-LIBOR + 0.91%) 5.718% 11/20/2030[1,3,5]		1,310	1,300
Greywolf CLO, Ltd., Series 2015-1, Class BR, (3-month USD-LIBOR + 2.00%) 6.818% 1/27/2031[1,3,5]		1,800	1,724
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 9.141% 1/15/2035[1,3,5]		882	881
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 10.591% 1/15/2035[1,3,5]		1,000	975
Halcyon Loan Advisors Funding, Ltd., Series 2018-2, Class C, (3-month USD-LIBOR + 3.40%) 8.215% 1/22/2031[1,3,5]		286	260
Hayfin Kingsland VIII, Ltd., Series 2018-8, Class A, (3-month USD-LIBOR + 1.12%) 5.928% 4/20/2031[1,3,5]		2,000	1,986
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,5]		49,301	45,782
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,5]		3,904	3,619
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,5]		1,077	993
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,5]		28,105	26,023
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[1,5]		2,450	2,248
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,5]		14,390	13,766
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]		52,056	45,414
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]		1,580	1,381
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029[1,5]		14,882	14,861
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[1]		11,232	11,226
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]		6,560	6,552
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A3, 5.05% 1/15/2026[1,5]		10,006	9,965
ICG US CLO, Ltd., Series 2014-2, Class ARR, (3-month USD-LIBOR + 1.03%) 5.822% 1/15/2031[1,3,5]		400	397
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD-LIBOR + 1.18%) 5.972% 1/15/2031[1,3,5]		400	398
KKR Financial CLO, Ltd., Series 28, Class A, (3-month USD-LIBOR + 1.14%) 5.909% 3/15/2031[1,3,5]		1,250	1,243
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD-LIBOR + 1.00%) 5.792% 4/15/2031[1,3,5]		1,557	1,545
KKR Financial CLO, Ltd., Series 21, Class B, (3-month USD-LIBOR + 1.40%) 6.192% 4/15/2031[1,3,5]		800	779
KKR Financial CLO, Ltd., Series 22-2, Class C, (3-month USD CME Term SOFR + 4.25%) 8.768% 10/20/2031[1,3,5]		1,000	1,000
KKR Financial CLO, Ltd., Series 32, Class A1, (3-month USD-LIBOR + 1.32%) 6.112% 1/15/2032[1,3,5]		2,500	2,491
KKR Financial CLO, Ltd., Series 22-43, Class D, (3-month USD CME Term SOFR + 6.12%) 10.435% 7/15/2034[1,3,5]		1,570	1,556
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD-LIBOR + 1.21%) 6.018% 10/20/2034[1,3,5]		1,000	984
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,5]		9,694	9,419
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,5]		10,480	10,479
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,5]		1,600	1,495

Intermediate Bond Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,5]	USD	16,712	$16,588
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,5]		2,602	2,591
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,5]		1,759	1,737
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,5]		656	653
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,5]		1,040	1,033
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 5.792% 4/15/2029[1,3,5]		6,141	6,129
Madison Park Funding, Ltd., CLO, Series 2018-30, Class A, (3-month USD-LIBOR + 0.75%) 5.542% 4/15/2029[1,3,5]		477	472
Madison Park Funding, Ltd., CLO, Series 2013-11, Class AR2, (3-month USD-LIBOR + 0.90%) 5.718% 7/23/2029[1,3,5]		475	470
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.815% 7/21/2030[1,3,5]		47,221	46,691
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD-LIBOR + 0.97%) 5.785% 7/27/2031[1,3,5]		791	785
Madison Park Funding, Ltd., CLO, Series 2019-34, Class BR, (3-month USD-LIBOR + 1.65%) 6.468% 4/25/2032[1,3,5]		800	789
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.942% 4/15/2029[1,3,5]		24,871	24,704
Marathon Static CLO, Ltd., Series 2022-18A, Class A1, (3-month USD-LIBOR + 2.22%) 6.859% 7/20/2030[1,3,5]		8,068	8,067
Marble Point CLO XI, Ltd., Series 2017-2, Class A, (3-month USD-LIBOR + 1.18%) 5.972% 12/18/2030[1,3,5]		1,200	1,189
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09% 1/15/2026[1]		3,804	3,796
MidOcean Credit CLO, Series 2018-9, Class D, (3-month USD-LIBOR + 3.30%) 8.108% 7/20/2031[1,3,5]		1,500	1,320
MidOcean Credit CLO, Series 2016-6, Class ARR, (3-month USD-LIBOR + 1.07%) 5.878% 4/20/2033[1,3,5]		2,500	2,452
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[1,5]		19,148	18,739
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 9/15/2026[1,5]		2,195	2,148
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,5]		14,466	14,132
Mountain View Funding, Series 2017-1, Class AR, CLO, 5.882% 10/16/2029[1,3,5]		632	624
MP CLO III, Ltd., Series 2013-1, Class AR, (3-month USD-LIBOR + 1.25%) 6.058% 10/20/2030[1,3,5]		519	513
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,5]		6,437	5,589
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,5]		10,537	9,101
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]		27,776	24,108
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,5]		25,073	21,127
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,5]		9,315	7,917
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,5]		30,994	26,905
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]		14,350	12,343
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]		28,562	25,553
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]		33,570	30,080
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]		85,989	76,876
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.338% 4/20/2062[1,3,5]		21,652	21,304
Neuberger Berman CLO, Ltd., Series 2014-17, Class CR2, (3-month USD-LIBOR + 2.00%) 6.815% 4/22/2029[1,3,5]		400	387
Neuberger Berman CLO, Ltd., Series 2017-25, Class AR, (3-month USD-LIBOR + 0.93%) 5.725% 10/18/2029[1,3,5]		300	298
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]		187,943	161,226
Newark BSL CLO 1, Ltd., Series 2016-1, Class BR, (3-month USD-LIBOR + 2.00%) 6.931% 12/21/2029[1,3,5]		1,100	1,081
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 5.788% 7/25/2030[1,3,5]		10,137	10,063
Northwoods Capital, Ltd., Series 18-11B, Class A1, (3-month USD-LIBOR + 1.10%) 5.898% 4/19/2031[1,3,5]		394	390
Northwoods Capital, Ltd., Series 2018-17, Class D, (3-month USD-LIBOR + 2.85%) 7.665% 4/22/2031[1,3,5]		662	571
Oaktree CLO, Ltd., Series 2018-1, Class A2, (3-month USD-LIBOR + 1.85%) 6.658% 10/20/2030[1,3,5]		500	485
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.89% 1/20/2035[1,3,5]		4,000	4,003
Ocean Trails CLO, Series 2023-14, Class B1, (3-month USD CME Term SOFR + 2.75%) 7.64% 1/20/2035[1,3,5]		1,250	1,252

32	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Octagon Investment Partners 32, Ltd., CLO, Series 2017-1, Class A1R, (3-month USD-LIBOR + 0.95%) 5.742% 7/15/2029[1,3,5]	USD	240	$238
Octagon Investment Partners XVII, Ltd., CLO, Series 2013-1, Class CR2, (3-month USD-LIBOR + 1.70%) 6.518% 1/25/2031[1,3,5]		800	746
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD-LIBOR + 0.96%) 5.752% 4/16/2031[1,3,9]		1,500	1,491
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,5]		26,219	24,407
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,5]		816	734
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,5]		20,600	19,401
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,5]		18,732	16,784
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,5]		2,000	1,783
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037[1]		260	245
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 3/25/2037[1]		1,708	1,609
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 5.958% 11/25/2028[1,3,5]		15,006	14,962
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 5.708% 4/20/2029[1,3,5]		8,414	8,355
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 6.165% 5/20/2029[1,3,5]		6,000	5,917
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 5.592% 10/15/2029[1,3,5]		17,768	17,594
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 6.192% 10/15/2029[1,3,5]		8,556	8,372
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 5.682% 4/15/2030[1,3,5]		10,556	10,474
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 6.218% 1/15/2031[1,3,5]		21,219	21,204
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 5.825% 4/15/2031[1,3,5]		24,000	24,027
Palmer Square Loan Funding, CLO, Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.75%) 7.755% 4/15/2031[1,3,5]		6,000	5,999
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 6.432% 7/24/2031[1,3,5]		11,429	11,437
Palmer Square Loan Funding, CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 2.35%) 7.032% 7/24/2031[1,3,5]		7,111	7,111
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD-LIBOR + 1.00%) 5.792% 10/17/2031[1,3,5]		2,200	2,179
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]		8,182	7,975
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[1]		3,145	2,918
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.025% 1/20/2031[1,3,5]		17,905	17,931
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 8.175% 1/20/2031[1,3,5]		3,733	3,726
PPM CLO, Ltd., Series 2022-6, Class C, (3-month USD CME Term SOFR + 4.50%) 9.075% 1/20/2031[1,3,5]		2,000	1,993
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 5.867% 7/25/2051[1,3,5]		3,377	3,303
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 5.732% 10/15/2030[1,3,5]		32,274	31,964
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,5]		23,534	22,941
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD-LIBOR + 1.19%) 5.998% 10/20/2030[1,3,5]		1,600	1,591
RRAM, CLO, Series 2018-3, Class A1R2, (3-month USD-LIBOR + 1.09%) 5.882% 1/15/2030[1,3,5]		4,870	4,840
RRAM, CLO, Series 2018-3, Class A2R2, (3-month USD-LIBOR + 1.40%) 6.192% 1/15/2030[1,3,5]		700	688
RRAM, CLO, Series 2022-24, Class A1, (3-month USD CME Term SOFR + 2.40%) 7.058% 1/15/2032[1,3,5]		4,934	4,947
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[1]		9,292	9,263
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 9/15/2025[1]		485	485
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[1]		15,496	15,526
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[1]		13,080	13,058
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[1]		20,390	20,146
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[1]		7,500	7,256
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[1]		7,545	7,460
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]		5,592	5,474

Intermediate Bond Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	USD	4,345	$4,380
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[1]		9,971	9,792
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]		10,100	9,900
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]		2,072	2,092
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]		11,750	11,586
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]		1,595	1,559
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]		9,733	9,538
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]		12,380	12,144
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]		1,162	1,197
Shackleton CLO, Ltd., Series 2014-5R, Class A, (3-month USD-LIBOR + 1.10%) 5.934% 5/7/2031[1,3,5]		3,000	2,954
Signal Peak CLO, LLC, Series 2015-1, (3-month USD-LIBOR + 0.98%) 5.788% 4/20/2029[1,3,5]		873	866
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,5]		7,733	6,638
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]		6,819	5,808
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 5.872% 4/15/2030[1,3,5]		14,151	14,050
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD-LIBOR + 1.15%) 5.945% 4/18/2031[1,3,5]		400	394
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD-LIBOR + 2.25%) 7.045% 4/18/2031[1,3,5]		800	742
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD-LIBOR + 1.15%) 5.945% 7/18/2031[1,3,5]		7,500	7,381
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]		11,968	10,653
Steele Creek CLO, Ltd., Series 2017-1, Class A, (3-month USD-LIBOR + 1.25%) 6.042% 10/15/2030[1,3,5]		708	700
Steele Creek CLO, Ltd., Series 2014-1RA, Class A, (3-month USD-LIBOR + 1.07%) 5.885% 4/21/2031[1,3,5]		711	703
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]		11,117	9,640
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]		4,844	4,425
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,5]		1,167	1,036
Stratus Static CLO, Ltd., Series 2021-2, Class A, (3-month USD-LIBOR + 0.90%) 5.708% 12/28/2029[1,3,5]		854	846
Stratus Static CLO, Ltd., Series 2022-2, Class A, (3-month USD CME Term SOFR + 1.90%) 6.539% 7/20/2030[1,3,5]		8,886	8,892
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 6.348% 10/20/2031[1,3,5]		22,000	22,008
Stratus Static CLO, Ltd., Series 2022-3, Class C, (3-month USD CME Term SOFR + 4.00%) 8.528% 10/20/2031[1,3,5]		2,000	2,004
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]		27,033	24,596
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD-LIBOR + 0.83%) 5.648% 10/25/2029[1,3,5]		2,518	2,491
Symphony, Ltd., CLO, Series 2014-15A, Class AR3, (3-month USD-LIBOR + 1.08%) 5.872% 1/17/2032[1,3,5]		550	543
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,5]		5,014	4,402
TCW CLO, Series 2018-1, Class A1R, (3-month USD-LIBOR + 0.97%) 5.788% 4/25/2031[1,3,5]		400	396
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,5]		3,668	3,233
Textainer Marine Containers, Ltd., Series 2020-3A, Class A, 2.11% 9/20/2045[1,5]		2,986	2,613
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[1,5]		6,053	5,131
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,5]		25,943	22,449
TICP CLO, Ltd., Series 2018-10, Class B, (3-month USD-LIBOR + 1.47%) 6.278% 4/20/2031[1,3,5]		800	785
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[1,5]		47,755	46,181
Toyota Auto Receivables Owner Trust, Series 2019-C, Class A4, 1.88% 11/15/2024[1]		2,952	2,933
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[1]		7,888	7,805
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD-LIBOR + 1.20%) 6.018% 1/25/2035[1,3,5]		2,000	1,966
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]		24,281	20,971
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,5]		4,175	3,621
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,5]		5,181	4,383
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD-LIBOR + 0.88%) 5.672% 4/15/2027[1,3,9]		1,265	1,258
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,6]		7,000	7,012
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[1,6]		8,444	8,183
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[1,6]		14,481	14,300

34	Intermediate Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 7/22/2024[1]	USD	269	$269
Voya, Ltd., CLO, Series 2015-1, Class A1R, (3-month USD-LIBOR + 0.90%) 5.695% 1/18/2029[1,3,5]		310	308
Voya, Ltd., CLO, Series 2013-1, Class BR, (3-month USD-LIBOR + 1.90%) 6.692% 10/15/2030[1,3,5]		250	236
Voya, Ltd., CLO, Series 2014-4A, Class A1RA, (3-month USD-LIBOR + 1.10%) 5.892% 7/14/2031[1,3,5]		694	687
Voya, Ltd., CLO, Series 2018-2, Class C1, (3-month USD-LIBOR + 1.85%) 6.642% 7/15/2031[1,3,5]		300	281
Voya, Ltd., CLO, Series 2016-3, Class A1R, (3-month USD-LIBOR + 1.19%) 5.985% 10/18/2031[1,3,5]		250	249
Wellfleet CLO, Ltd., Series 2015-1, Class AR4, (3-month USD-LIBOR + 0.89%) 5.698% 7/20/2029[1,3,5]		179	177
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 7.508% 4/15/2034[1,3,5]		700	683
Westlake Automobile Receivables Trust, Series 2021-3A, Class A2, 0.57% 9/16/2024[1,5]		3,470	3,455
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 7/15/2025[1,5]		3,619	3,594
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[1,5]		20,000	19,953
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[1,5]		12,606	12,487
Westlake Automobile Receivables Trust, Series 2021-1, Class C, 0.95% 3/16/2026[1,5]		7,435	7,158
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[1,5]		12,971	12,970
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[1,5]		7,200	7,116
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,5]		16,800	16,737
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[1,5]		5,360	5,324
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,5]		3,188	3,164
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,5]		2,883	2,877
Whitehorse CLO, Ltd., Series 2018-12, Class A, (3-month USD-LIBOR + 1.25%) 6.042% 10/15/2031[1,3,5]		1,490	1,478
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD-LIBOR + 1.65%) 6.442% 7/15/2030[1,3,5]		250	247
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.795% 10/18/2030[1,3,5]		2,385	2,360
Wind River CLO, Ltd., Series 2014-2, Class AR, (3-month USD-LIBOR + 1.14%) 5.932% 1/15/2031[1,3,5]		2,300	2,280
Wind River CLO, Ltd., Series 14-3, Class CR2, (3-month USD-LIBOR + 2.30%) 7.115% 10/22/2031[1,3,5]		250	237
			2,985,959

Bonds & notes of governments & government agencies outside the U.S. 3.45%
Alberta (Province of) 1.875% 11/13/2024		20,000	18,943
Asian Development Bank 2.75% 3/17/2023		5,000	4,996
Asian Development Bank 4.125% 9/27/2024		46,018	45,313
Asian Development Bank 0.625% 10/8/2024		20,642	19,253
Asian Development Bank 1.50% 10/18/2024		19,642	18,566
Asian Development Bank 4.25% 1/9/2026		24,855	24,615
Asian Development Bank 2.50% 11/2/2027		5,573	5,141
Asian Development Bank 2.75% 1/19/2028		4	4
Asian Development Bank 3.875% 9/28/2032		2,768	2,719
Caisse d’Amortissement de la Dette Sociale 3.375% 3/20/2024[5]		9,090	8,911
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[5]		25,000	23,344
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025[5]		20,000	17,897
Caisse d’Amortissement de la Dette Sociale 4.00% 1/25/2026[5]		15,539	15,241
Canada 2.875% 4/28/2025		13,030	12,535
Canada 0.75% 5/19/2026		20,000	17,751
CPPIB Capital, Inc. 0.50% 9/16/2024[5]		6,052	5,631
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 4.55% 3/11/2026[3,5]		21,879	22,413
CPPIB Capital, Inc. 0.875% 9/9/2026[5]		12,181	10,685
Development Bank of Japan, Inc. 1.75% 2/18/2025[5]		22,926	21,464
Development Bank of Japan, Inc. 1.25% 10/20/2026[5]		25,316	22,243
Development Bank of Japan, Inc. 1.75% 10/20/2031[5]		4,590	3,698
European Investment Bank 2.25% 6/24/2024		2,215	2,135
European Investment Bank 0.75% 10/26/2026		15,311	13,423
European Investment Bank 0.625% 10/21/2027		2,450	2,080
European Stability Mechanism 0.375% 9/10/2025[5]		8,584	7,709
Inter-American Development Bank 0.50% 9/23/2024		10,000	9,317

Intermediate Bond Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Inter-American Development Bank 1.75% 3/14/2025	USD	1,704	$1,602
Inter-American Development Bank 0.625% 9/16/2027		7,000	5,937
Inter-American Development Bank 1.125% 7/20/2028		1	1
International Bank for Reconstruction and Development 1.625% 1/15/2025		3	3
International Bank for Reconstruction and Development 0.75% 3/11/2025		14,923	13,761
International Bank for Reconstruction and Development 1.625% 11/3/2031		9,716	8,009
International Development Assn. 0.375% 9/23/2025[5]		30,000	26,908
Italy (Republic of) 2.375% 10/17/2024		27,000	25,539
Japan Bank for International Cooperation 0.625% 5/22/2023		14,800	14,649
Japan Bank for International Cooperation 2.50% 5/23/2024		12,280	11,860
Japan Bank for International Cooperation 2.875% 4/14/2025		17,670	16,872
Japan Bank for International Cooperation 4.25% 1/26/2026		9,562	9,399
Japan Bank for International Cooperation 1.875% 4/15/2031		9,834	8,032
KfW 0.375% 7/18/2025		20,670	18,690
Kommunalbanken 0.50% 10/21/2024[5]		14,934	13,855
Kommunalbanken 0.375% 9/11/2025[5]		36,068	32,341
Kommuninvest i Sverige Aktiebolag 0.50% 7/5/2023[5]		18,739	18,452
Kommuninvest i Sverige Aktiebolag 0.25% 8/9/2023[5]		42,515	41,605
Kommuninvest i Sverige Aktiebolag 2.875% 7/3/2024[5]		7,867	7,626
OMERS Finance Trust 3.50% 4/19/2032[5]		4,988	4,540
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[5]		33,960	29,551
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[5]		31,138	29,063
Ontario Teachers’ Finance Trust 2.00% 4/16/2031[5]		5,070	4,183
Poland (Republic of) 3.00% 3/17/2023		5,000	4,997
Poland (Republic of) 4.00% 1/22/2024		4,607	4,554
Poland (Republic of) 3.25% 4/6/2026		472	449
Portuguese Republic 5.125% 10/15/2024		24,000	23,965
PSP Capital, Inc. 1.625% 10/26/2028[5]		22,052	18,807
Qatar (State of) 3.875% 4/23/2023[5]		11,737	11,714
Qatar (State of) 3.375% 3/14/2024[5]		9,928	9,740
Quebec (Province of) 0.60% 7/23/2025		46,321	41,977
Saskatchewan (Province of) 3.25% 6/8/2027		24,305	23,052
Swedish Export Credit Corp. 3.625% 9/3/2024		22,643	22,106
			859,866

Federal agency bonds & notes 0.34%
Fannie Mae 0.25% 5/22/2023		3,995	3,955
Fannie Mae 0.75% 10/8/2027[7]		10,000	8,565
Fannie Mae 0.875% 8/5/2030[7]		33,662	26,570
Federal Farm Credit Banks 1.125% 1/6/2025		4,181	3,906
Federal Farm Credit Banks 1.75% 2/14/2025		24,055	22,672
Federal Farm Credit Banks 1.60% 7/13/2033		2,926	2,248
Freddie Mac 0.25% 6/26/2023[7]		9,687	9,547
Freddie Mac 0.25% 9/8/2023		6,250	6,097
			83,560

Municipals 0.16%
California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 6/1/2028		11,085	9,647

Florida 0.07%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025		11,385	10,439
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027		3,785	3,323
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		3,805	3,120
			16,882

New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028		15,255	13,167

Total municipals			39,696

Total bonds, notes & other debt instruments (cost: $24,842,694,000)			23,764,330

36	Intermediate Bond Fund of America

Preferred securities 0.01%		Shares		Value (000)
Financials 0.01%
CoBank, ACB, Class E, 5.99% noncumulative preferred shares[3,5]			4,000	$3,208

Total preferred securities (cost: $3,985,000)				3,208

Short-term securities 15.30%
Money market investments 14.72%
Capital Group Central Cash Fund 4.66%[10,11]			36,656,680	3,665,668

	Weighted average yield at acquisition		Principal amount (000)

U.S. Treasury bills 0.58%
U.S. Treasury 11/2/2023	4.530%	USD	150,000	145,195

Total short-term securities (cost: $3,810,415,000)				3,810,863
Total investment securities 110.71% (cost: $28,657,094,000)				27,578,401
Other assets less liabilities (10.71)%				(2,667,197)

Net assets 100.00%				$24,911,204

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2023 (000)
30 Day Federal Funds Futures	Long	5,482	May 2023	USD2,172,987	$9
30 Day Federal Funds Futures	Long	15,585	June 2023	6,162,412	(4,772)
2 Year U.S. Treasury Note Futures	Long	14,766	June 2023	3,008,227	(7,792)
5 Year U.S. Treasury Note Futures	Long	52,881	June 2023	5,661,159	(15,102)
10 Year U.S. Treasury Note Futures	Long	19,807	June 2023	2,211,575	(4,629)
10 Year Ultra U.S. Treasury Note Futures	Short	19,195	June 2023	(2,249,414)	231
20 Year U.S. Treasury Bond Futures	Short	2,480	June 2023	(310,542)	1,423
30 Year Ultra U.S. Treasury Bond Futures	Short	660	June 2023	(89,141)	139
					$(30,493)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay		Expiration date	Notional amount (000)		Value at 2/28/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. Urban CPI	At maturity	6.18962%	At maturity	4/1/2023	USD	17,600	$39	$—	$39
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024		257,552	(1,070)	—	(1,070)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024		377,348	(1,539)	—	(1,539)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024		515,100	(2,126)	—	(2,126)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024		231,800	(5,114)	—	(5,114)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024		480,632	(10,430)	—	(10,430)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024		519,368	(11,254)	—	(11,254)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024		35,882	(809)	—	(809)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024		170,100	(3,889)	—	(3,889)
4.5645%	Annual	U.S. EFFR	Annual	10/19/2024		302,300	(2,574)	—	(2,574)
4.533%	Annual	U.S. EFFR	Annual	10/20/2024		378,100	(3,403)	—	(3,403)
4.56%	Annual	U.S. EFFR	Annual	10/27/2024		378,600	(3,221)	—	(3,221)

Intermediate Bond Fund of America	37

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional amount (000)	Value at 2/28/2023 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2023 (000)
Rate	Payment frequency	Rate	Payment frequency	Expiration date
4.5245%	Annual	U.S. EFFR	Annual	10/27/2024	USD454,300	$(4,118)	$—	$(4,118)
4.1645%	Annual	SOFR	Annual	1/24/2025	4,928	(71)	—	(71)
4.18306%	Annual	SOFR	Annual	1/24/2025	280,653	(3,948)	—	(3,948)
4.16253%	Annual	SOFR	Annual	1/24/2025	304,709	(4,399)	—	(4,399)
3.865%	Annual	SOFR	Annual	4/18/2025	37,120	(674)	—	(674)
3.8895%	Annual	SOFR	Annual	5/1/2025	92,400	(1,592)	—	(1,592)
3.8865%	Annual	SOFR	Annual	5/2/2025	37,020	(638)	—	(638)
3.87%	Annual	SOFR	Annual	5/24/2025	37,170	(618)	—	(618)
3.8563%	Annual	SOFR	Annual	1/12/2026	126,000	(2,182)	—	(2,182)
4.265%	Annual	SOFR	Annual	2/16/2026	13,503	(76)	—	(76)
4.27%	Annual	SOFR	Annual	2/16/2026	27,209	(149)	—	(149)
4.3005%	Annual	SOFR	Annual	2/17/2026	84,515	(391)	—	(391)
4.288%	Annual	SOFR	Annual	2/17/2026	85,856	(427)	—	(427)
4.3035%	Annual	SOFR	Annual	2/17/2026	121,870	(554)	—	(554)
4.2675%	Annual	SOFR	Annual	2/17/2026	117,645	(651)	—	(651)
4.2515%	Annual	SOFR	Annual	2/17/2026	120,687	(721)	—	(721)
SOFR	Annual	3.189%	Annual	5/1/2028	38,600	1,260	—	1,260
SOFR	Annual	3.1795%	Annual	5/2/2028	15,410	509	—	509
SOFR	Annual	3.2903%	Annual	1/12/2033	42,100	1,234	—	1,234
SOFR	Annual	3.2015%	Annual	1/19/2033	65,821	2,406	—	2,406
SOFR	Annual	3.1205%	Annual	1/20/2033	65,834	2,843	—	2,843
SOFR	Annual	3.16653%	Annual	1/24/2033	67,942	2,679	—	2,679
SOFR	Annual	3.18606%	Annual	1/24/2033	62,818	2,377	—	2,377
SOFR	Annual	3.04%	Annual	4/18/2033	8,385	402	—	402
SOFR	Annual	3.075%	Annual	5/24/2033	8,380	363	—	363
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	328,100	145,767	(194)	145,961
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	8,300	4,037	—	4,037
						$97,278	$(194)	$97,472

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 2/28/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 2/28/2023 (000)
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	USD	520,616	$(5,226)	$(377)	$(4,849)

Investments in affiliates11

	Value of affiliate at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 2/28/2023 (000)	Dividend income (000)
Short-term securities 14.72%
Money market investments 14.72%
Capital Group Central Cash Fund 4.66%[10]	$5,542,019	$5,215,459	$7,092,930	$440	$680	$3,665,668	$83,903

38	Intermediate Bond Fund of America

Restricted securities9

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD-LIBOR + 0.96%) 5.752% 4/16/2031[1,3]	10/28/2022	$1,464	$1,491	.01%
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD-LIBOR + 0.88%) 5.672% 4/15/2027[1,3]	10/4/2022	1,248	1,258	.00
Total		$2,712	$2,749	.01%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Purchased on a TBA basis.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,511,028,000, which represented 22.12% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $192,075,000, which represented .77% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $2,749,000, which represented .01% of the net assets of the fund.
[10]	Rate represents the seven-day yield at 2/28/2023.
[11]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

CPI = Consumer Price Index

DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate

Fin. = Finance

LIBOR = London Interbank Offered Rate

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

Intermediate Bond Fund of America	39

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2023	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $24,992,023)	$23,912,733
Affiliated issuers (cost: $3,665,071)	3,665,668	$27,578,401
Cash		12,573
Receivables for:
Sales of investments	2,341,634
Sales of fund’s shares	48,474
Dividends and interest	108,874
Variation margin on futures contracts	1,547
Variation margin on centrally cleared swap contracts	1,467	2,501,996
		30,092,970
Liabilities:
Payables for:
Purchases of investments	5,128,116
Repurchases of fund’s shares	42,063
Dividends on fund’s shares	678
Investment advisory services	3,903
Services provided by related parties	2,753
Trustees’ deferred compensation	398
Variation margin on futures contracts	2,683
Variation margin on centrally cleared swap contracts	1,104
Other	68	5,181,766
Net assets at February 28, 2023		$24,911,204

Net assets consist of:
Capital paid in on shares of beneficial interest		$27,716,556
Total accumulated loss		(2,805,352)
Net assets at February 28, 2023		$24,911,204

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,010,998 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$8,956,174	722,952	$12.39
Class C	32,787	2,652	12.36
Class T	9	1	12.38
Class F-1	140,419	11,334	12.39
Class F-2	2,371,084	191,399	12.39
Class F-3	1,461,333	118,007	12.38
Class 529-A	402,722	32,508	12.39
Class 529-C	5,332	431	12.36
Class 529-E	12,109	977	12.39
Class 529-T	11	1	12.38
Class 529-F-1	9	1	12.38
Class 529-F-2	101,799	8,216	12.39
Class 529-F-3	9	1	12.39
Class R-1	4,218	341	12.36
Class R-2	74,241	6,005	12.36
Class R-2E	7,159	579	12.37
Class R-3	115,169	9,297	12.39
Class R-4	99,780	8,054	12.39
Class R-5E	11,804	953	12.39
Class R-5	27,060	2,184	12.39
Class R-6	11,087,976	895,105	12.39

Refer to the notes to financial statements.

40	Intermediate Bond Fund of America

Financial statements (continued)

Statement of operations	unaudited
for the six months ended February 28, 2023	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$251,225
Dividends (includes $83,903 from affiliates)	83,991	$335,216
Fees and expenses*:
Investment advisory services	25,070
Distribution services	13,144
Transfer agent services	7,355
Administrative services	3,741
529 plan services	162
Reports to shareholders	368
Registration statement and prospectus	329
Trustees’ compensation	58
Auditing and legal	156
Custodian	29
Other	33	50,445
Net investment income		284,771

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(687,143)
Affiliated issuers	440
Futures contracts	(215,545)
Swap contracts	1,581	(900,667)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	200,295
Affiliated issuers	680
Futures contracts	(5,366)
Swap contracts	(49,537)	146,072
Net realized loss and unrealized appreciation		(754,595)

Net decrease in net assets resulting from operations		$(469,824)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

Intermediate Bond Fund of America	41

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 28, 2023*	Year ended August 31, 2022
Operations:
Net investment income	$284,771	$575,900
Net realized loss	(900,667)	(851,106)
Net unrealized appreciation (depreciation)	146,072	(1,708,844)
Net decrease in net assets resulting from operations	(469,824)	(1,984,050)

Distributions paid or accrued to shareholders	(289,380)	(572,931)

Net capital share transactions	(728,175)	(2,740,311)

Total decrease in net assets	(1,487,379)	(5,297,292)

Net assets:
Beginning of period	26,398,583	31,695,875
End of period	$24,911,204	$26,398,583

*	Unaudited.

Refer to the notes to financial statements.

42	Intermediate Bond Fund of America

Notes to financial statements	unaudited

1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Intermediate Bond Fund of America	43

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

44	Intermediate Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$7,934,839	$—	$7,934,839
U.S. Treasury bonds & notes	—	7,030,283	—	7,030,283
Corporate bonds, notes & loans	—	4,830,127	—	4,830,127
Asset-backed obligations	—	2,985,959	—	2,985,959
Bonds & notes of governments & government agencies outside the U.S.	—	859,866	—	859,866
Federal agency bonds & notes	—	83,560	—	83,560
Municipals	—	39,696	—	39,696
Preferred securities	—	3,208	—	3,208
Short-term securities	3,665,668	145,195	—	3,810,863
Total	$3,665,668	$23,912,733	$—	$27,578,401

Intermediate Bond Fund of America	45

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,802	$—	$—	$1,802
Unrealized appreciation on centrally cleared interest rate swaps	—	164,110	—	164,110
Liabilities:
Unrealized depreciation on futures contracts	(32,295)	—	—	(32,295)
Unrealized depreciation on centrally cleared interest rate swaps	—	(66,638)	—	(66,638)
Unrealized depreciation on centrally cleared credit default swaps	—	(4,849)	—	(4,849)
Total	$(30,493)	$92,623	$—	$62,130

*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities in order to enjoy lower interest rates in a higher interest rate environment, causing the market prices of such securities to decline. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

46	Intermediate Bond Fund of America

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. During times of market turmoil, there have been, and may be, no buyers or sellers for securities in entire asset classes. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Intermediate Bond Fund of America	47

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

48	Intermediate Bond Fund of America

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $10,903,531,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $2,853,940,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller.

Intermediate Bond Fund of America	49

As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $1,429,316,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, February 28, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,802	Unrealized depreciation*	$32,295
Swap (centrally cleared)	Interest	Unrealized appreciation*	164,110	Unrealized depreciation*	66,638
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	4,849
			$165,912		$103,782

		Net realized (loss) gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(215,545)	Net unrealized depreciation on futures contracts	$(5,366)
Swap	Interest	Net realized gain on swap contracts	6,286	Net unrealized depreciation on swap contracts	(29,140)
Swap	Credit	Net realized loss on swap contracts	(4,705)	Net unrealized depreciation on swap contracts	(20,397)
			$(213,964)		$(54,903)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

50	Intermediate Bond Fund of America

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$88,288
Capital loss carryforward*	(960,778)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 28, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$188,121
Gross unrealized depreciation on investments	(1,232,031)
Net unrealized depreciation on investments	(1,043,910)
Cost of investments	28,685,012

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2023		Year ended August 31, 2022
Class A	$96,363		$168,771
Class C	239		435
Class T	—	†	—	†
Class F-1	1,436		2,492
Class F-2	29,189		66,161
Class F-3	17,940		28,312
Class 529-A	4,300		8,105
Class 529-C	35		65
Class 529-E	119		227
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	1,234		2,293
Class 529-F-3	—	†	—	†
Class R-1	30		49
Class R-2	525		877
Class R-2E	61		94
Class R-3	1,081		1,873
Class R-4	1,154		2,191
Class R-5E	126		214
Class R-5	335		634
Class R-6	135,213		290,138
Total	$289,380		$572,931

†	Amount less than one thousand.

Intermediate Bond Fund of America	51

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2023, the investment advisory services fees were $25,070,000, which were equivalent to an annualized rate of 0.201% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

52	Intermediate Bond Fund of America

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2023, the 529 plan services fees were $162,000, which were equivalent to 0.061% of the average daily net assets of each 529 share class.

For the six months ended February 28, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$11,498	$5,085		$1,362		Not applicable
Class C	174	19		5		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	163	101		20		Not applicable
Class F-2	Not applicable	1,606		380		Not applicable
Class F-3	Not applicable	3		215		Not applicable
Class 529-A	501	219		62		$125
Class 529-C	27	3		1		2
Class 529-E	31	2		2		4
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	9		15		31
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	21	2		1		Not applicable
Class R-2	279	122		11		Not applicable
Class R-2E	22	7		1		Not applicable
Class R-3	293	86		18		Not applicable
Class R-4	135	54		16		Not applicable
Class R-5E	Not applicable	8		2		Not applicable
Class R-5	Not applicable	7		4		Not applicable
Class R-6	Not applicable	22		1,626		Not applicable
Total class-specific expenses	$13,144	$7,355		$3,741		$162

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $58,000 in the fund’s statement of operations reflects $48,000 in current fees (either paid in cash or deferred) and a net increase of $10,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Intermediate Bond Fund of America	53

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2023

Class A	$688,348	55,222	$95,632		7,689		$(1,114,912)	(89,529)	$(330,932)	(26,618)
Class C	5,572	447	236		19		(9,523)	(764)	(3,715)	(298)
Class T	—	—	—		—		—	—	—	—
Class F-1	31,174	2,502	1,397		112		(22,714)	(1,833)	9,857	781
Class F-2	491,063	39,401	28,339		2,280		(1,300,665)	(105,465)	(781,263)	(63,784)
Class F-3	339,125	27,235	17,910		1,441		(250,430)	(20,124)	106,605	8,552
Class 529-A	24,520	1,965	4,300		346		(53,114)	(4,254)	(24,294)	(1,943)
Class 529-C	1,146	92	35		2		(1,338)	(107)	(157)	(13)
Class 529-E	630	50	119		10		(1,834)	(147)	(1,085)	(87)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	11,501	923	1,225		99		(16,595)	(1,334)	(3,869)	(312)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	442	36	29		2		(343)	(28)	128	10
Class R-2	8,438	678	520		42		(10,360)	(836)	(1,402)	(116)
Class R-2E	798	64	61		5		(717)	(57)	142	12
Class R-3	11,396	913	1,070		86		(16,839)	(1,350)	(4,373)	(351)
Class R-4	8,302	666	1,146		92		(23,017)	(1,846)	(13,569)	(1,088)
Class R-5E	2,234	179	125		10		(917)	(74)	1,442	115
Class R-5	1,251	100	334		27		(2,418)	(195)	(833)	(68)
Class R-6	693,989	55,546	134,610		10,825		(509,456)	(40,848)	319,143	25,523
Total net increase (decrease)	$2,319,929	186,019	$287,088		23,087		$(3,335,192)	(268,791)	$(728,175)	(59,685)

Refer to the end of the table for footnotes.

54	Intermediate Bond Fund of America

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2022

Class A	$1,797,434	133,862	$167,238		12,708		$(2,167,455)	(162,580)	$(202,783)	(16,010)
Class C	12,738	951	430		33		(22,322)	(1,672)	(9,154)	(688)
Class T	—	—	—		—		—	—	—	—
Class F-1	19,354	1,447	2,399		182		(60,568)	(4,505)	(38,815)	(2,876)
Class F-2	1,514,390	113,374	64,423		4,886		(1,428,011)	(107,593)	150,802	10,667
Class F-3	578,278	43,439	28,261		2,145		(414,597)	(31,159)	191,942	14,425
Class 529-A	67,417	5,014	8,067		613		(124,159)	(9,310)	(48,675)	(3,683)
Class 529-C	2,602	194	64		5		(4,158)	(312)	(1,492)	(113)
Class 529-E	1,814	135	225		17		(5,137)	(384)	(3,098)	(232)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	22,039	1,636	2,284		173		(25,906)	(1,944)	(1,583)	(135)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	1,219	91	48		4		(1,719)	(130)	(452)	(35)
Class R-2	19,854	1,486	871		67		(31,541)	(2,348)	(10,816)	(795)
Class R-2E	2,135	161	94		7		(2,563)	(191)	(334)	(23)
Class R-3	28,532	2,129	1,850		141		(44,129)	(3,297)	(13,747)	(1,027)
Class R-4	26,454	1,971	2,179		165		(40,241)	(3,025)	(11,608)	(889)
Class R-5E	4,444	331	212		16		(4,074)	(306)	582	41
Class R-5	8,506	636	626		48		(11,839)	(888)	(2,707)	(204)
Class R-6	1,920,128	142,769	289,103		21,893		(4,947,604)	(380,023)	(2,738,373)	(215,361)
Total net increase (decrease)	$6,027,338	449,626	$568,374		43,103		$(9,336,023)	(709,667)	$(2,740,311)	(216,938)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $48,236,708,000 and $49,052,192,000, respectively, during the six months ended February 28, 2023.

Intermediate Bond Fund of America	55

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
2/28/2023[5,6]	$12.75	$.13	$(.36)	$(.23)	$(.13)	$—	$(.13)	$12.39	(1.79)%[7]	$8,956		.60%[8]		.60%[8]		2.09%[8]
8/31/2022	13.86	.22	(1.11)	(.89)	(.22)	—	(.22)	12.75	(6.45)	9,557		.62		.62		1.66
8/31/2021	14.22	.11	(.06)	.05	(.12)	(.29)	(.41)	13.86	.34	10,608		.61		.61		.80
8/31/2020	13.62	.19	.73	.92	(.20)	(.12)	(.32)	14.22	6.89	9,521		.63		.63		1.41
8/31/2019	13.14	.26	.47	.73	(.25)	—	(.25)	13.62	5.60	7,945		.63		.63		1.92
8/31/2018	13.49	.21	(.37)	(.16)	(.19)	—	(.19)	13.14	(1.15)	7,317		.60		.60		1.61
Class C:
2/28/2023[5,6]	12.73	.08	(.36)	(.28)	(.09)	—	(.09)	12.36	(2.24)[7]	33		1.35	[8]	1.35	[8]	1.34	[8]
8/31/2022	13.84	.12	(1.09)	(.97)	(.14)	—	(.14)	12.73	(7.04)	37		1.32		1.32		.91
8/31/2021	14.21	.02	(.07)	(.05)	(.03)	(.29)	(.32)	13.84	(.34)	50		1.30		1.30		.11
8/31/2020	13.62	.10	.72	.82	(.11)	(.12)	(.23)	14.21	6.07	47		1.33		1.33		.72
8/31/2019	13.14	.15	.48	.63	(.15)	—	(.15)	13.62	4.81	49		1.38		1.38		1.16
8/31/2018	13.49	.11	(.37)	(.26)	(.09)	—	(.09)	13.14	(1.92)	56		1.39		1.39		.81
Class T:
2/28/2023[5,6]	12.75	.15	(.37)	(.22)	(.15)	—	(.15)	12.38	(1.73)[7,9]	—	[10]	.32	[8,9]	.32	[8,9]	2.38	[8,9]
8/31/2022	13.85	.26	(1.10)	(.84)	(.26)	—	(.26)	12.75	(6.09)[9]	—	[10]	.31	[9]	.31	[9]	1.98	[9]
8/31/2021	14.21	.15	(.06)	.09	(.16)	(.29)	(.45)	13.85	.62 [9]	—	[10]	.32	[9]	.32	[9]	1.09	[9]
8/31/2020	13.62	.24	.71	.95	(.24)	(.12)	(.36)	14.21	7.12 [9]	—	[10]	.34	[9]	.34	[9]	1.71	[9]
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.86 [9]	—	[10]	.37	[9]	.37	[9]	2.17	[9]
8/31/2018	13.49	.24	(.36)	(.12)	(.23)	—	(.23)	13.14	(.91)[9]	—	[10]	.37	[9]	.37	[9]	1.84	[9]
Class F-1:
2/28/2023[5,6]	12.75	.13	(.36)	(.23)	(.13)	—	(.13)	12.39	(1.80)[7]	141		.63	[8]	.63	[8]	2.08	[8]
8/31/2022	13.86	.21	(1.10)	(.89)	(.22)	—	(.22)	12.75	(6.45)	134		.62		.62		1.60
8/31/2021	14.22	.11	(.06)	.05	(.12)	(.29)	(.41)	13.86	.34	186		.60		.60		.78
8/31/2020	13.63	.19	.72	.91	(.20)	(.12)	(.32)	14.22	6.81	222		.63		.63		1.38
8/31/2019	13.14	.25	.48	.73	(.24)	—	(.24)	13.63	5.63	151		.68		.68		1.87
8/31/2018	13.49	.20	(.36)	(.16)	(.19)	—	(.19)	13.14	(1.22)	150		.67		.67		1.53
Class F-2:
2/28/2023[5,6]	12.75	.14	(.35)	(.21)	(.15)	—	(.15)	12.39	(1.67)[7]	2,371		.36	[8]	.36	[8]	2.27	[8]
8/31/2022	13.86	.26	(1.11)	(.85)	(.26)	—	(.26)	12.75	(6.18)	3,253		.34		.34		1.95
8/31/2021	14.22	.15	(.06)	.09	(.16)	(.29)	(.45)	13.86	.63	3,388		.32		.32		1.10
8/31/2020	13.62	.23	.73	.96	(.24)	(.12)	(.36)	14.22	7.18	2,613		.36		.36		1.66
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.87	1,726		.36		.36		2.20
8/31/2018	13.49	.25	(.38)	(.13)	(.22)	—	(.22)	13.14	(.92)	1,068		.37		.37		1.86
Class F-3:
2/28/2023[5,6]	12.74	.15	(.36)	(.21)	(.15)	—	(.15)	12.38	(1.61)[7]	1,461		.24	[8]	.24	[8]	2.46	[8]
8/31/2022	13.85	.28	(1.12)	(.84)	(.27)	—	(.27)	12.74	(6.08)	1,395		.23		.23		2.10
8/31/2021	14.21	.17	(.07)	.10	(.17)	(.29)	(.46)	13.85	.74	1,316		.21		.21		1.21
8/31/2020	13.62	.24	.73	.97	(.26)	(.12)	(.38)	14.21	7.23	929		.24		.24		1.76
8/31/2019	13.13	.30	.49	.79	(.30)	—	(.30)	13.62	5.97	532		.27		.27		2.28
8/31/2018	13.49	.26	(.38)	(.12)	(.24)	—	(.24)	13.13	(.82)	453		.27		.27		1.95
Class 529-A:
2/28/2023[5,6]	12.75	.13	(.36)	(.23)	(.13)	—	(.13)	12.39	(1.81)[7]	403		.65	[8]	.65	[8]	2.04	[8]
8/31/2022	13.86	.22	(1.11)	(.89)	(.22)	—	(.22)	12.75	(6.44)	439		.61		.61		1.65
8/31/2021	14.22	.11	(.06)	.05	(.12)	(.29)	(.41)	13.86	.34	529		.60		.60		.81
8/31/2020	13.62	.19	.73	.92	(.20)	(.12)	(.32)	14.22	6.88	524		.64		.64		1.40
8/31/2019	13.14	.25	.47	.72	(.24)	—	(.24)	13.62	5.54	450		.68		.68		1.87
8/31/2018	13.49	.20	(.37)	(.17)	(.18)	—	(.18)	13.14	(1.23)	417		.68		.68		1.54

Refer to the end of the table for footnotes.

56	Intermediate Bond Fund of America

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
2/28/2023[5,6]	$12.72	$.08	$(.36)	$(.28)	$(.08)	$—	$(.08)	$12.36	(2.19)%[7]	$5		1.40%[8]		1.40%[8]		1.28%[8]
8/31/2022	13.83	.12	(1.10)	(.98)	(.13)	—	(.13)	12.72	(7.08)	6		1.37		1.37		.87
8/31/2021	14.21	.01	(.07)	(.06)	(.03)	(.29)	(.32)	13.83	(.42)	8		1.33		1.33		.07
8/31/2020	13.62	.10	.71	.81	(.10)	(.12)	(.22)	14.21	6.04	8		1.37		1.37		.74
8/31/2019	13.13	.15	.49	.64	(.15)	—	(.15)	13.62	4.80	22		1.39		1.39		1.16
8/31/2018	13.48	.10	(.36)	(.26)	(.09)	—	(.09)	13.13	(1.87)	22		1.43		1.43		.73
Class 529-E:
2/28/2023[5,6]	12.75	.11	(.35)	(.24)	(.12)	—	(.12)	12.39	(1.90)[7]	12		.83	[8]	.83	[8]	1.86	[8]
8/31/2022	13.86	.19	(1.10)	(.91)	(.20)	—	(.20)	12.75	(6.62)	14		.81		.81		1.44
8/31/2021	14.22	.09	(.07)	.02	(.09)	(.29)	(.38)	13.86	.15	18		.79		.79		.61
8/31/2020	13.62	.17	.73	.90	(.18)	(.12)	(.30)	14.22	6.69	19		.82		.82		1.22
8/31/2019	13.14	.22	.48	.70	(.22)	—	(.22)	13.62	5.35	17		.86		.86		1.69
8/31/2018	13.49	.18	(.37)	(.19)	(.16)	—	(.16)	13.14	(1.41)	16		.87		.87		1.34
Class 529-T:
2/28/2023[5,6]	12.75	.14	(.37)	(.23)	(.14)	—	(.14)	12.38	(1.77)[7,9]	—	[10]	.39	[8,9]	.39	[8,9]	2.30	[8,9]
8/31/2022	13.85	.25	(1.10)	(.85)	(.25)	—	(.25)	12.75	(6.16)[9]	—	[10]	.39	[9]	.39	[9]	1.91	[9]
8/31/2021	14.21	.15	(.07)	.08	(.15)	(.29)	(.44)	13.85	.51 [9]	—	[10]	.37	[9]	.37	[9]	1.04	[9]
8/31/2020	13.62	.23	.71	.94	(.23)	(.12)	(.35)	14.21	7.13 [9]	—	[10]	.40	[9]	.40	[9]	1.65	[9]
8/31/2019	13.14	.28	.47	.75	(.27)	—	(.27)	13.62	5.79 [9]	—	[10]	.44	[9]	.44	[9]	2.10	[9]
8/31/2018	13.49	.23	(.36)	(.13)	(.22)	—	(.22)	13.14	(.98)[9]	—	[10]	.45	[9]	.45	[9]	1.77	[9]
Class 529-F-1:
2/28/2023[5,6]	12.75	.14	(.37)	(.23)	(.14)	—	(.14)	12.38	(1.80)[7,9]	—	[10]	.47	[8,9]	.47	[8,9]	2.23	[8,9]
8/31/2022	13.86	.25	(1.11)	(.86)	(.25)	—	(.25)	12.75	(6.26)[9]	—	[10]	.43	[9]	.43	[9]	1.86	[9]
8/31/2021	14.22	.14	(.06)	.08	(.15)	(.29)	(.44)	13.86	.54 [9]	—	[10]	.36	[9]	.36	[9]	.98	[9]
8/31/2020	13.62	.23	.72	.95	(.23)	(.12)	(.35)	14.22	7.14	121		.40		.40		1.65
8/31/2019	13.14	.28	.47	.75	(.27)	—	(.27)	13.62	5.79	106		.44		.44		2.11
8/31/2018	13.49	.23	(.36)	(.13)	(.22)	—	(.22)	13.14	(.99)	95		.44		.44		1.77
Class 529-F-2:
2/28/2023[5,6]	12.75	.15	(.36)	(.21)	(.15)	—	(.15)	12.39	(1.65)[7]	102		.32	[8]	.32	[8]	2.37	[8]
8/31/2022	13.86	.26	(1.11)	(.85)	(.26)	—	(.26)	12.75	(6.17)	109		.32		.32		1.96
8/31/2021[5,11]	14.19	.13	(.04)	.09	(.13)	(.29)	(.42)	13.86	.64 [7]	120		.33	[8]	.33	[8]	1.09	[8]
Class 529-F-3:
2/28/2023[5,6]	12.75	.15	(.36)	(.21)	(.15)	—	(.15)	12.39	(1.65)[7]	—	[10]	.32	[8]	.32	[8]	2.38	[8]
8/31/2022	13.86	.27	(1.11)	(.84)	(.27)	—	(.27)	12.75	(6.12)	—	[10]	.28		.28		2.01
8/31/2021[5,11]	14.19	.13	(.04)	.09	(.13)	(.29)	(.42)	13.86	.67 [7]	—	[10]	.36	[8]	.29	[8]	1.14	[8]
Class R-1:
2/28/2023[5,6]	12.72	.09	(.36)	(.27)	(.09)	—	(.09)	12.36	(2.14)[7]	4		1.32	[8]	1.32	[8]	1.38	[8]
8/31/2022	13.84	.13	(1.11)	(.98)	(.14)	—	(.14)	12.72	(7.10)	4		1.30		1.30		.96
8/31/2021	14.21	.01	(.06)	(.05)	(.03)	(.29)	(.32)	13.84	(.35)	5		1.31		1.31		.08
8/31/2020	13.62	.09	.72	.81	(.10)	(.12)	(.22)	14.21	6.04	6		1.37		1.37		.67
8/31/2019	13.14	.15	.48	.63	(.15)	—	(.15)	13.62	4.80	5		1.39		1.39		1.14
8/31/2018	13.49	.11	(.37)	(.26)	(.09)	—	(.09)	13.14	(1.92)	7		1.39		1.39		.82

Refer to the end of the table for footnotes.

Intermediate Bond Fund of America	57

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
2/28/2023[5,6]	$12.72	$.08	$(.35)	$(.27)	$(.09)	$—	$(.09)	$12.36	(2.15)%[7]	$74	1.32%[8]		1.32%[8]		1.37%[8]
8/31/2022	13.84	.13	(1.11)	(.98)	(.14)	—	(.14)	12.72	(7.10)	78	1.30		1.30		.97
8/31/2021	14.21	.02	(.07)	(.05)	(.03)	(.29)	(.32)	13.84	(.33)	96	1.29		1.29		.12
8/31/2020	13.62	.10	.72	.82	(.11)	(.12)	(.23)	14.21	6.08	103	1.32		1.32		.73
8/31/2019	13.13	.16	.48	.64	(.15)	—	(.15)	13.62	4.83	96	1.36		1.36		1.19
8/31/2018	13.48	.11	(.37)	(.26)	(.09)	—	(.09)	13.13	(1.83)	97	1.37		1.37		.84
Class R-2E:
2/28/2023[5,6]	12.73	.10	(.36)	(.26)	(.10)	—	(.10)	12.37	(2.01)[7]	7	1.04	[8]	1.04	[8]	1.66	[8]
8/31/2022	13.84	.17	(1.11)	(.94)	(.17)	—	(.17)	12.73	(6.82)	7	1.03		1.03		1.27
8/31/2021	14.20	.05	(.06)	(.01)	(.06)	(.29)	(.35)	13.84	(.07)	8	1.02		1.02		.38
8/31/2020	13.61	.14	.71	.85	(.14)	(.12)	(.26)	14.20	6.37	8	1.06		1.06		1.00
8/31/2019	13.12	.20	.48	.68	(.19)	—	(.19)	13.61	5.11	6	1.09		1.09		1.47
8/31/2018	13.48	.15	(.38)	(.23)	(.13)	—	(.13)	13.12	(1.65)	4	1.10		1.10		1.11
Class R-3:
2/28/2023[5,6]	12.75	.11	(.36)	(.25)	(.11)	—	(.11)	12.39	(1.93)[7]	115	.89	[8]	.89	[8]	1.81	[8]
8/31/2022	13.86	.19	(1.11)	(.92)	(.19)	—	(.19)	12.75	(6.68)	123	.87		.87		1.39
8/31/2021	14.22	.08	(.07)	.01	(.08)	(.29)	(.37)	13.86	.09	148	.86		.86		.55
8/31/2020	13.62	.16	.73	.89	(.17)	(.12)	(.29)	14.22	6.62	154	.89		.89		1.16
8/31/2019	13.14	.22	.47	.69	(.21)	—	(.21)	13.62	5.29	137	.92		.92		1.63
8/31/2018	13.49	.17	(.37)	(.20)	(.15)	—	(.15)	13.14	(1.47)	131	.92		.92		1.28
Class R-4:
2/28/2023[5,6]	12.75	.13	(.36)	(.23)	(.13)	—	(.13)	12.39	(1.78)[7]	100	.59	[8]	.59	[8]	2.10	[8]
8/31/2022	13.86	.23	(1.11)	(.88)	(.23)	—	(.23)	12.75	(6.40)	117	.57		.57		1.69
8/31/2021	14.22	.12	(.07)	.05	(.12)	(.29)	(.41)	13.86	.39	139	.56		.56		.85
8/31/2020	13.63	.20	.72	.92	(.21)	(.12)	(.33)	14.22	6.86	146	.58		.58		1.47
8/31/2019	13.14	.26	.48	.74	(.25)	—	(.25)	13.63	5.69	133	.62		.62		1.93
8/31/2018	13.49	.21	(.37)	(.16)	(.19)	—	(.19)	13.14	(1.17)	124	.62		.62		1.59
Class R-5E:
2/28/2023[5,6]	12.75	.14	(.36)	(.22)	(.14)	—	(.14)	12.39	(1.69)[7]	12	.39	[8]	.39	[8]	2.31	[8]
8/31/2022	13.86	.26	(1.12)	(.86)	(.25)	—	(.25)	12.75	(6.22)	11	.38		.38		1.92
8/31/2021	14.22	.15	(.07)	.08	(.15)	(.29)	(.44)	13.86	.58	11	.36		.36		1.06
8/31/2020	13.62	.22	.74	.96	(.24)	(.12)	(.36)	14.22	7.15	8	.38		.38		1.62
8/31/2019	13.14	.29	.47	.76	(.28)	—	(.28)	13.62	5.82	4	.42		.42		2.14
8/31/2018	13.49	.26	(.39)	(.13)	(.22)	—	(.22)	13.14	(.93)	1	.40		.40		1.98
Class R-5:
2/28/2023[5,6]	12.75	.15	(.36)	(.21)	(.15)	—	(.15)	12.39	(1.64)[7]	27	.29	[8]	.29	[8]	2.40	[8]
8/31/2022	13.86	.27	(1.11)	(.84)	(.27)	—	(.27)	12.75	(6.12)	29	.27		.27		1.99
8/31/2021	14.22	.16	(.06)	.10	(.17)	(.29)	(.46)	13.86	.68	34	.26		.26		1.14
8/31/2020	13.63	.24	.72	.96	(.25)	(.12)	(.37)	14.22	7.18	39	.28		.28		1.76
8/31/2019	13.14	.30	.48	.78	(.29)	—	(.29)	13.63	6.00	34	.32		.32		2.23
8/31/2018	13.49	.25	(.37)	(.12)	(.23)	—	(.23)	13.14	(.87)	33	.32		.32		1.88
Class R-6:
2/28/2023[5,6]	12.75	.15	(.36)	(.21)	(.15)	—	(.15)	12.39	(1.61)[7]	11,088	.24	[8]	.24	[8]	2.46	[8]
8/31/2022	13.85	.27	(1.10)	(.83)	(.27)	—	(.27)	12.75	(6.01)	11,086	.22		.22		2.02
8/31/2021	14.22	.17	(.08)	.09	(.17)	(.29)	(.46)	13.85	.67	15,032	.21		.21		1.21
8/31/2020	13.62	.25	.73	.98	(.26)	(.12)	(.38)	14.22	7.32	12,484	.23		.23		1.80
8/31/2019	13.14	.30	.48	.78	(.30)	—	(.30)	13.62	5.98	9,250	.27		.27		2.29
8/31/2018	13.49	.26	(.37)	(.11)	(.24)	—	(.24)	13.14	(.82)	7,642	.27		.27		1.96

Refer to the end of the table for footnotes.

58	Intermediate Bond Fund of America

Financial highlights (continued)

	Six months ended February 28,	Year ended August 31,
Portfolio turnover rate for all share classes[12,13]	2023[5,6,7]	2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	62%	73%	85%	98%	90%	73%
Including mortgage dollar roll transactions	236%	263%	434%	452%	168%	173%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

Intermediate Bond Fund of America	59

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2022, through February 28, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

60	Intermediate Bond Fund of America

Expense example (continued)

	Beginning account value 9/1/2022	Ending account value 2/28/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$982.09	$2.95	.60%
Class A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class C – actual return	1,000.00	977.61	6.62	1.35
Class C – assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class T – actual return	1,000.00	982.71	1.57	.32
Class T – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class F-1 – actual return	1,000.00	981.96	3.10	.63
Class F-1 – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class F-2 – actual return	1,000.00	983.26	1.77	.36
Class F-2 – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class F-3 – actual return	1,000.00	983.85	1.18	.24
Class F-3 – assumed 5% return	1,000.00	1,023.60	1.20	.24
Class 529-A – actual return	1,000.00	981.86	3.19	.65
Class 529-A – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 529-C – actual return	1,000.00	978.12	6.87	1.40
Class 529-C – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class 529-E – actual return	1,000.00	980.98	4.08	.83
Class 529-E – assumed 5% return	1,000.00	1,020.68	4.16	.83
Class 529-T – actual return	1,000.00	982.30	1.92	.39
Class 529-T – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 529-F-1 – actual return	1,000.00	982.01	2.31	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 529-F-2 – actual return	1,000.00	983.48	1.57	.32
Class 529-F-2 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class 529-F-3 – actual return	1,000.00	983.52	1.57	.32
Class 529-F-3 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class R-1 – actual return	1,000.00	978.55	6.48	1.32
Class R-1 – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class R-2 – actual return	1,000.00	978.54	6.48	1.32
Class R-2 – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class R-2E – actual return	1,000.00	979.91	5.11	1.04
Class R-2E – assumed 5% return	1,000.00	1,019.64	5.21	1.04
Class R-3 – actual return	1,000.00	980.72	4.37	.89
Class R-3 – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class R-4 – actual return	1,000.00	982.16	2.90	.59
Class R-4 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class R-5E – actual return	1,000.00	983.12	1.92	.39
Class R-5E – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class R-5 – actual return	1,000.00	983.60	1.43	.29
Class R-5 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class R-6 – actual return	1,000.00	983.87	1.18	.24
Class R-6 – assumed 5% return	1,000.00	1,023.60	1.20	.24

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Intermediate Bond Fund of America	61

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

62	Intermediate Bond Fund of America

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Intermediate Bond Fund of America	63

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64	Intermediate Bond Fund of America

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Intermediate Bond Fund of America	65

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66	Intermediate Bond Fund of America

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Intermediate Bond Fund of America	67

Office of the fund
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

68	Intermediate Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 28, 2023

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: April 28, 2023